UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 917-7700

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments

Closed-End Funds

Seeks High Current Income from a Portfolio of
Investment-Grade Preferred Securities

Semi-Annual Report

January 31, 2013

Nuveen Quality Preferred
Income Fund

JTP

Nuveen Quality Preferred
Income Fund 2

JPS

Nuveen Quality Preferred
Income Fund 3

JHP

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Table of Contents

Chairman's Letter to Shareholders	4
Portfolio Managers' Comments	5
Fund Leverage and Other Information	7
Common Share Distribution and Price Information	9
Performance Overviews	11
Portfolios of Investments	14
Statement of Assets & Liabilities	34
Statement of Operations	35
Statement of Changes in Net Assets	36
Statement of Cash Flows	38
Financial Highlights	40
Notes to Financial Statements	43
Reinvest Automatically, Easily and Conveniently	55
Glossary of Terms Used in this Report	57
Additional Fund Information	59

Chairman's
Letter to Shareholders

Dear Shareholders,

Despite the global economy's ability to muddle through the many economic headwinds of 2012, investors continue to have good reasons to remain cautious. The European Central Bank's decisions to extend intermediate term financing to major European banks and to support sovereign debt markets have begun to show signs of a stabilized euro area financial market. The larger member states of the European Union (EU) are working diligently to strengthen the framework for a tighter financial and banking union and meaningful progress has been made by agreeing to centralize large bank regulation under the European Central Bank. However, economic conditions in the southern tier members are not improving and the pressures on their political leadership remain intense. The jury is out on whether the respective populations will support the continuing austerity measures that are needed to meet the EU fiscal targets.

In the U.S., the Fed remains committed to low interest rates into 2015 through its third program of Quantitative Easing (QE3). Inflation remains low but a growing number of economists are expressing concern about the economic distortions resulting from negative real interest rates. The highly partisan atmosphere in Congress led to a disappointingly modest solution for dealing with the end-of-year tax and spending issues. Early indications for the new Congressional term have not given much encouragement that the atmosphere for dealing with the sequestration legislation and the debt ceiling issues, let alone a more encompassing "grand bargain," will be any better than the last Congress. Over the longer term, there are some encouraging trends for the U.S. economy: house prices are beginning to recover, banks and corporations continue to strengthen their financial positions and incentives for capital investment in the U.S. by domestic and foreign corporations are increasing due to more competitive energy and labor costs.

During 2012 U.S. investors have benefited from strong returns in the domestic equity markets and solid returns in most fixed income markets. However, many of the macroeconomic risks of 2012 remain unresolved, including negotiating through the many U.S. fiscal issues, managing the risks of another year of abnormally low U.S. interest rates, sustaining the progress being made in the euro area and reducing the potential economic impact of geopolitical issues, particularly in the Middle East. In the face of these uncertainties, the experienced investment professionals at Nuveen Investments seek out investments that are enjoying positive economic conditions. At the same time they are always on the alert for risks in markets subject to excessive optimism or for opportunities in markets experiencing undue pessimism. Monitoring this process is a critical function for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
March 25, 2013

Nuveen Investments

Portfolio Managers' Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's Group, Moody's Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Quality Preferred Income Fund (JTP)
Nuveen Quality Preferred Income Fund 2 (JPS)
Nuveen Quality Preferred Income Fund 3 (JHP)

The Funds are sub-advised by a team of specialists at Spectrum Asset Management, a wholly-owned subsidiary of Principal Global Investors, LLC. Mark Lieb and Phil Jacoby lead the team. Here Mark and Phil talk about their management strategy and the performance of each Fund during the six-month period ended January 31, 2013.

What key strategies were used to manage the Funds during the six-month period ended January 31, 2013?

The investment objective of each Fund is to seek high current income consistent with capital preservation. Each Fund's secondary objective is to enhance portfolio value. Under normal market conditions, the Funds seek to invest at least 80% of their net assets in preferred securities and up to 20% in debt securities, including convertible debt and convertible preferred securities.

Our basic strategy is to stay relatively balanced between the individual investor-oriented $25 par preferred securities often traded on securities exchanges and the institutional investor-oriented $1,000 par preferred securities traded over-the-counter in the capital markets. Both types of securities offer different performance opportunities, which together with the broad diversification benefits of the combined universe, help to produce potentially attractive risk-adjusted rates of return. We keep a risk-averse posture toward security structure and ultimately portfolio structure, which is an important core aspect of our effort to preserve capital and provide attractive income over the long term. We increased the Funds' allocation to capital securities during the period because of the better call protection and yield pickups in the secondary markets.

During the first half of the reporting period, the Funds' portfolios were impacted by redemptions that hit the U.S. trust preferred market. Our portfolio strategy was to minimize this call risk on a relative basis. One way to measure this is to look at the redemption rates of passive ETF preferred funds, which experienced an approximate 7% redemption rate during this time period. This compares to 4% for JTP and 3% for JPS and JHP.

Lastly, the Fund's primary objective is high current income consistent with capital preservation; persistent low interest rate expectations will compel us to average away from the high premium bonds to mitigate extended premium loss as prices age to par through ordinary premium amortization over time.

Nuveen Investments

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview page for your Fund in this report.

*  Refer to Glossary of Terms Used in this Report for definitions. Indexes are not available for direct investment.

How did the Funds perform during the six-month period ended January 31, 2013?

The performance of the Funds, as well as Barclays Aggregate Bond Index and Comparative Index, are presented in the accompanying table.

Average Annual Returns on Common Share Net Asset Value

For the periods ended 1/31/13

Fund	Six-Month	1-Year	5-Year	10-Year
JTP	9.53%	21.40%	3.46%	4.33%
Barclays U.S. Aggregate Bond Index*	-0.29%	2.59%	5.52%	5.13%
Comparative Index*	6.32%	13.70%	4.37%	4.36%
JPS	9.88%	22.36%	4.05%	4.89%
Barclays U.S. Aggregate Bond Index*	-0.29%	2.59%	5.52%	5.13%
Comparative Index*	6.32%	13.70%	4.37%	4.36%
JHP	10.61%	22.66%	3.74%	4.56%
Barclays U.S. Aggregate Bond Index*	-0.29%	2.59%	5.52%	5.13%
Comparative Index*	6.32%	13.70%	4.37%	4.36%

For the six-month period ended January 31, 2013, all three Funds outperformed the Barclays U.S. Aggregate Bond Index and the Comparative Index.

During the reporting period, several factors contributed positively to each Fund's performance. We are positioning more of the Funds' portfolio in the capital securities sector in order to benefit from some longer run structural benefits in most capital securities. These benefits generally include twice as much call protection and some eventual floating rate features that can reduce interest rate risk in the long run.

Security selection in the life insurance, utility and reinsurance sectors also contributed to performance. The Funds' overweight to the REIT preferred securities sector benefited absolute and relative return with specific benefit derived from security selection. In particular, the Funds' holdings in Delphi Financial Group, Aegon N.V., FPL Group Capital, PPL Capital Funding, Arch Capital Group and Axis Capital Holdings all positively contributed to performance.

While the Funds' outperformed for the reporting period, the Funds were impacted negatively by slower price appreciation caused by call options. During the six-month reporting period, every month posted positive performance as demand for yield continued. The call options in preferred securities (in particular in $25 par securities) eventually make the Funds' portfolio duration go down when yields go down. This is known as "negative convexity" which constrained the Funds' capital performance this period as the preferred markets moved up to a premium price, on average. Our ongoing objective is to purchase structures that foster more opportunity for upside than the average market in preferred securities.

Nuveen Investments

Fund Leverage
and Other Information

IMPACT OF THE FUNDS' LEVERAGE STRATEGY ON PERFORMANCE

One important factor impacting the returns of the Funds relative to the comparative indexes was the Funds' use of leverage through the use of bank borrowings. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value (NAV) and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage had a positive impact on the performance of the Funds over this reporting period. During the period, the Funds continued to hold interest rate swap contracts to partially fix the interest cost of leverage. This had a very small positive effect on performance during the period.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Shares of closed-end funds are subject to investment risks, including the possible loss of principal invested. Past performance is no guarantee of future results.

Investment, Market and Price Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the corporate securities owned by the Funds, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like the Funds' frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. A Fund's use of leverage creates the possibility of higher volatility for a Fund's per share NAV, market price, and distributions. Leverage risk can be introduced through regulatory leverage (issuing preferred shares or debt borrowings at the Fund level) or through certain derivative investments held in a Fund's portfolio. Leverage typically magnifies the total return of a Fund's portfolio, whether that return is positive or negative. The use of leverage creates an opportunity for increased common share net income, but there is no assurance that a Fund's leveraging strategy will be successful.

Nuveen Investments

Tax Risk. The Funds' investment program and the tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund's portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund's portfolio may be reinvested at rates below that of the original bond that generated the income.

Preferred Stock Risk. Preferred stocks are subordinate to bonds and other debt instruments in a company's capital structure, and therefore are subject to greater credit risk.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Non-U.S. Securities Risk. Investments in non-U.S securities involve special risks not typically associated with domestic investments including currency risk and adverse political, social and economic developments. These risks often are magnified in emerging markets.

Derivatives Strategy Risk. Derivative securities, such as calls, puts, warrants, swaps and forwards, carry risks different from, and possibly greater than, the risks associated with the underlying investments.

Nuveen Investments

Common Share Distribution
and Price Information

Distribution Information

The following information regarding your Fund's distributions is current as of January 31, 2013, and likely will vary over time based on each Fund's investment activities and portfolio investment value changes.

During the six-month reporting period, the Funds did not make any changes to their monthly distributions to common shareholders. Some of the important factors affecting the amount and composition of these distributions are summarized below.

The Funds employ financial leverage through the use of bank borrowings. Financial leverage provides the potential for higher earnings (net investment income), total returns and distributions over time, but—as noted earlier—also increases the variability of common shareholders' net asset value (NAV) per share in response to changing market conditions.

During certain periods, the Funds may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Funds during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of earnings, the excess constitutes negative UNII that is likewise reflected in a Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2013, all three Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

Common Share Repurchases

During November 2012, the Nuveen Funds Board of Directors/Trustees reauthorized the Funds' open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

As of January 31, 2013, and since the inception of the Funds' repurchase program, the Funds have not repurchased any of their outstanding common shares.

Common Share Shelf Equity Programs

During the current reporting period, JTP, JPS and JHP each filed registration statements with the SEC authorizing the Funds to issue an additional 6.4 million, 12.0 million and 2.3 million common shares, respectively, through equity shelf programs, which are not yet effective.

Nuveen Investments

Under these equity shelf programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund's NAV per common share.

Common Share Price Information

As of January 31, 2013, and during the six-month reporting period, the Funds' common share prices were trading at (-) discounts to their common share NAVs as shown in the accompanying table.

Fund	1/31/13 (-) Discount		Six-Month Average (-) Discount
JTP	(-	)1.97%	(-	)1.87%
JPS	(-	)2.79%	(-	)0.96%
JHP	(-	)3.08%	(-	)1.40%

Nuveen Investments

JTP

Performance

OVERVIEW

Nuveen Quality Preferred Income Fund

  as of January 31, 2013

Portfolio Allocation (as a % of total investments)2,4

2012-2013 Monthly Distributions Per Common Share

Common Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1 Excluding short-term investments.

2 Holdings are subject to change.

3 Rounds to less than 0.1%.

4 Excluding investments in derivatives.

Fund Snapshot

Common Share Price	$8.95
Common Share Net Asset Value (NAV)	$9.13
Premium/(Discount) to NAV	-1.97%
Latest Dividend	$0.0500
Market Yield	6.70%
Net Assets Applicable to Common Shares ($000)	$590,249

Leverage

Regulatory Leverage	28.39%
Effective Leverage	28.39%

Average Annual Total Returns

(Inception 6/25/02)

	On Share Price	On NAV
6-Month (Cumulative)	6.44%	9.53%
1-Year	18.36%	21.40%
5-Year	2.93%	3.46%
10-Year	3.44%	4.33%

Portfolio Composition

(as a % of total investments)2,4

Insurance	33.0%
Commercial Banks	20.0%
Real Estate Investment Trust	12.0%
Diversified Financial Services	8.2%
Capital Markets	7.8%
Electric Utilities	3.3%
Short-Term Investments	2.1%
Other	13.6%

Country Allocation

(as a % of total investments)2,4

United States	60.4%
United Kingdom	10.0%
Netherlands	6.2%
France	3.8%
Switzerland	3.7%
Germany	3.6%
Other	12.3%

Top Five Issuers

(as a % of total investments)1,2,4

PNC Financial Services Group Inc	3.5%
General Electric Company	3.1%
QBE Insurance Group Limited	2.9%
Firstar Realty LLC	2.8%
HSBC Holdings PLC	2.7%

Nuveen Investments

Fund Snapshot

Common Share Price	$9.41
Common Share Net Asset Value (NAV)	$9.68
Premium/(Discount) to NAV	-2.79%
Latest Dividend	$0.0550
Market Yield	7.01%
Net Assets Applicable to Common Shares ($000)	$1,165,187

Leverage

Regulatory Leverage	28.48%
Effective Leverage	28.48%

Average Annual Total Returns

(Inception 9/24/02)

	On Share Price	On NAV
6-Month (Cumulative)	4.37%	9.88%
1-Year	19.74%	22.36%
5-Year	3.97%	4.05%
10-Year	4.61%	4.89%

Portfolio Composition

(as a % of total investments)2,3

Insurance	34.4%
Commercial Banks	22.8%
Diversified Financial Services	8.6%
Capital Markets	8.4%
Real Estate Investment Trust	8.4%
Electric Utilities	3.4%
Short-Term Investments	1.0%
Other	13.0%

Country Allocation

(as a % of total investments)2,3

United States	58.9%
United Kingdom	9.8%
Netherlands	7.1%
France	4.6%
Germany	4.2%
Switzerland	3.7%
Other	11.7%

Top Five Issuers

(as a % of total investments)1,2,3

PNC Financial Services Group Inc	3.5%
Prudential Financial Inc	3.1%
Deutsche Bank AG	3.0%
QBE Insurance Group Limited	2.9%
General Electric Company	2.9%

JPS

Performance

OVERVIEW

Nuveen Quality Preferred Income Fund 2

  as of January 31, 2013

Portfolio Allocation (as a % of total investments)2,3

2012-2013 Monthly Distributions Per Common Share

Common Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1 Excluding short-term investments.

2 Holdings are subject to change.

3 Excluding investments in derivatives.

4 Rounds to less than 0.1%.

Nuveen Investments

JHP

Performance

OVERVIEW

Nuveen Quality Preferred Income Fund 3

  as of January 31, 2013

Portfolio Allocation (as a % of total investments)2,3

2012-2013 Monthly Distributions Per Common Share

Common Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1 Excluding short-term investments.

2 Holdings are subject to change.

3 Excluding investments in derivatives.

4 Rounds to less than 0.1%.

Fund Snapshot

Common Share Price	$9.12
Common Share Net Asset Value (NAV)	$9.41
Premium/(Discount) to NAV	-3.08%
Latest Dividend	$0.0520
Market Yield	6.84%
Net Assets Applicable to Common Shares ($000)	$223,409

Leverage

Regulatory Leverage	28.49%
Effective Leverage	28.49%

Average Annual Total Returns

(Inception 12/18/02)

	On Share Price	On NAV
6-Month (Cumulative)	6.68%	10.61%
1-Year	16.30%	22.66%
5-Year	3.28%	3.74%
10-Year	4.02%	4.56%

Portfolio Composition

(as a % of total investments)2,3

Insurance	33.5%
Commercial Banks	24.0%
Capital Markets	10.3%
Diversified Financial Services	7.0%
Real Estate Investment Trust	6.2%
Short-Term Investments	1.2%
Other	17.8%

Country Allocation

(as a % of total investments)2,3

United States	57.4%
United Kingdom	9.2%
Netherlands	6.1%
France	6.0%
Germany	5.2%
Australia	4.5%
Switzerland	4.2%
Other	7.4%

Top Five Issuers

(as a % of total investments)1,2,3

Wells Fargo and Company	4.1%
Deutsche Bank AG	3.6%
General Electric Company	3.0%
Vodafone Group Public Limited Company	3.0%
QBE Insurance Group Limited	2.9%

Nuveen Investments

JTP

Nuveen Quality Preferred Income Fund

Portfolio of Investments

  January 31, 2013 (Unaudited)

Shares	Description (1)			Value
	Common Stocks – 1.3% (0.9% of Total Investments)
	Real Estate Investment Trust – 1.3%
145,700	Hospitality Properties Trust			$3,897,475
136,000	Public Storage, Inc.			3,570,000
	Total Real Estate Investment Trust			7,467,475
	Total Common Stocks (cost $7,008,172)			7,467,475
Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 68.2% (48.2% of Total Investments)
	Capital Markets – 6.8%
135,155	Ameriprise Financial, Inc.	7.750%	A	$3,803,262
514,225	Credit Suisse	7.900%	BBB	13,112,738
515,646	Deutsche Bank Capital Funding Trust II	6.550%	BBB	13,839,939
86,100	Deutsche Bank Contingent Capital Trust III	7.600%	BBB	2,397,024
1,900,000	Dresdner Funding Trust I, 144A, (4)	8.151%	Ba2	1,961,750
37,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	Baa3	955,080
2,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	A-	56,452
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	A-	113,310
800,000	Macquarie PMI LLC, (4)	8.375%	BB+	828,000
43,900	Morgan Stanley Capital Trust IV	6.250%	BB+	1,104,085
72,700	State Street Corporation	5.250%	BBB+	1,824,043
	Total Capital Markets			39,995,683
	Commercial Banks – 9.6%
161,794	Banco Santander Finance	10.500%	BB	4,488,166
2,100	Barclays Bank PLC	6.625%	BBB	52,836
700,500	BPCE SA, (4)	13.000%	BBB-	788,063
40,000	City National Corporation, Series C	5.500%	Baa2	991,600
144,700	First Naigara Finance Group	8.625%	BB+	4,307,719
100,000	FirstMerit Corporation, WI/DD	5.875%	Baa2	2,462,000
4,200,000	HSBC Financial Capital Trust IX, (4)	5.911%	BBB+	4,263,000
18,400	HSBC Holdings PLC	8.000%	BBB+	511,888
13,800	HSBC Holdings PLC	6.200%	BBB+	348,588
1,800	M and T Bank Corporation	5.000%	BBB	1,845,000
3,500,000	National Australia Bank, (4)	8.000%	BBB+	3,952,900
742,900	PNC Financial Services	6.125%	BBB	20,102,874
3,350,000	Rabobank Nederland Utrec, 144A, (4)	5.254%	A+	3,353,012
1,255,000	Rabobank Nederland, 144A, (4)	5.260%	A-	1,258,138
25,000	Royal Bank of Scotland Group PLC, Series L	5.750%	BB	584,000
4,300,000	Royal Bank of Scotland Group PLC, (4)	7.648%	BB	4,536,500
200	Wells Fargo & Company, Convertible Bond	7.500%	BBB+	258,180
109,200	Wells Fargo Capital Trust XII	7.875%	BBB+	2,780,232
	Total Commercial Banks			56,884,696
	Diversified Financial Services – 5.4%
18,000	Bank of America Corporation	6.375%	BB+	453,600
80,549	Citigroup Capital Trust XI	6.000%	BB	2,021,780
150,514	Citigroup Capital XIII	7.875%	BB+	4,193,320
1,900	Citigroup Capital XIV	6.875%	BB+	48,355

Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Financial Services (continued)
2,750,000	Citigroup Inc., (4)	5.950%	BB	$2,777,500
35,000	General Electric Capital Corporation, (4)	4.875%	AA+	884,846
50,000	General Electric Capital Corporation	4.875%	AA+	1,260,500
36,800	ING Groep N.V.	7.375%	BBB-	931,776
625,776	ING Groep N.V.	7.200%	BBB-	15,863,422
47,500	JP Morgan Chase Capital Trust XXIX	6.700%	A	1,239,750
81,008	Merrill Lynch Preferred Capital Trust V	7.280%	BB+	2,057,603
	Total Diversified Financial Services			31,732,452
	Diversified Telecommunication Services – 1.7%
188,510	Qwest Corporation	7.500%	BBB-	5,127,472
40,805	Qwest Corporation	7.375%	BBB-	1,104,591
101,300	Qwest Corporation	7.000%	BBB-	2,695,593
34,600	Qwest Corporation	7.000%	BBB-	924,166
	Total Diversified Telecommunication Services			9,851,822
	Electric Utilities – 3.3%
33,000	Alabama Power Company, (4)	6.450%	A-	948,750
5,900,000	Electricite de France, 144A, (4)	5.250%	A3	5,759,633
15,000	Entergy Louisiana LLC	5.250%	A-	389,400
178,416	Entergy Texas Inc.	7.875%	BBB+	5,042,036
248,700	NextEra Energy Inc.	5.125%	BBB	6,229,935
38,000	NextEra Energy Inc.	5.000%	BBB	934,800
	Total Electric Utilities			19,304,554
	Food Products – 0.5%
28,100	Dairy Farmers of America Inc., 144A, (4)	7.875%	BBB-	3,009,336
	Insurance – 21.6%
795,723	Aegon N.V.	6.375%	Baa1	20,839,985
186,700	Aflac Inc.	5.500%	Baa1	4,758,983
326,106	Allianz SE, (4)	8.375%	A+	8,397,230
147,000	Allstate Corporation	5.100%	Baa1	3,752,910
63,200	Arch Capital Group Limited	6.750%	BBB	1,696,920
11,265	Aspen Insurance Holdings Limited	7.250%	BBB-	302,578
222,779	Axis Capital Holdings Limited	6.875%	BBB	6,081,867
1,100,000	Chubb Corporation, (4)	6.375%	A-	1,196,250
3,250,000	Dai-Ichi Mutual Life, 144A, (4)	7.250%	A3	3,659,611
231,787	Delphi Financial Group, Inc., (4)	7.376%	Baa3	5,903,337
512,027	EverestRe Capital Trust II	6.200%	Baa1	12,995,245
125,430	Hartford Financial Services Group Inc.	7.875%	BB+	3,637,470
6,700,000	Liberty Mutual Group, 144A, (4)	7.000%	Baa3	6,733,500
203,875	PartnerRe Limited, Series C	6.750%	BBB+	5,198,813
2,298	PartnerRe Limited, Series D	6.500%	BBB+	58,438
16,900,000	Prudential Financial Inc., (4)	5.625%	BBB+	17,428,125
166,360	Prudential PLC	6.750%	A-	4,237,189
4,100,000	Reinsurance Group of America Inc., (4)	6.750%	BBB-	4,182,000
68,000	Reinsurance Group of America Inc.	6.200%	BBB	1,833,960
18,271	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	461,525
114,754	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	2,910,161
63,700	Torchmark Corporation	5.875%	BBB+	1,624,350
243,993	W. R. Berkley Corporation, Capital Trust II	6.750%	BBB-	6,143,744
4,200	XLIT Limited, (4)	3.687%	Ba1	3,339,000
	Total Insurance			127,373,191
	Machinery – 0.9%
202,000	Stanley, Black, and Decker Inc.	5.750%	BBB+	5,233,820

Nuveen Investments

JTP

Nuveen Quality Preferred Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	Multi-Utilities – 3.1%
223,497	Dominion Resources Inc.	8.375%		BBB	$6,065,709
150,800	DTE Energy Company	6.500%		BBB-	4,085,172
9,746	Scana Corporation	7.700%		BBB-	264,701
318,390	Xcel Energy Inc.	7.600%		BBB	8,087,106
	Total Multi-Utilities				18,502,688
	Oil, Gas & Consumable Fuels – 1.8%
434,626	Nexen Inc.	7.350%		BB+	10,996,038
	Real Estate Investment Trust – 11.9%
163,227	CommomWealth REIT	7.250%		BB	4,266,754
69,874	Duke Realty Corporation, Series L	6.600%		Baa3	1,776,197
20,000	Health Care REIT, Inc.	6.500%		Baa3	526,000
4,634	Kimco Realty Corporation, Series F	6.900%		Baa2	124,886
102,200	Kimco Realty Corporation, Series G	5.625%		Baa2	2,540,692
2,701	Kimco Realty Corporation, Series H	5.500%		Baa2	67,633
53,524	National Retail Properties Inc.	6.625%		Baa3	1,398,582
92,378	Prologis Inc.	6.750%		BB	2,327,926
11,936	PS Business Parks, Inc.	6.875%		BBB-	318,094
112,407	PS Business Parks, Inc.	6.450%		BBB-	2,931,575
200,922	PS Business Parks, Inc.	6.000%		BBB-	5,121,502
4,300	Public Storage, Inc., Series F	6.500%		BBB+	117,003
22,544	Public Storage, Inc., Series M	6.350%		BBB+	604,179
192,495	Public Storage, Inc., Series Q, (4)	5.750%		BBB+	4,974,071
9,000	Public Storage, Inc., Series Y	5.625%		BBB+	231,300
25,800	Public Storage, Inc.	5.200%		BBB+	648,870
268,800	Realty Income Corporation	6.625%		Baa2	7,176,960
128,400	Regency Centers Corporation	6.625%		Baa3	3,375,636
132,139	Senior Housing Properties Trust	5.625%		BBB-	3,247,977
452,734	Vornado Realty LP	7.875%		BBB	12,341,529
109,700	Vornado Realty Trust	5.700%		BBB-	2,787,477
228,082	Wachovia Preferred Funding Corporation (3)	7.250%		BBB+	6,178,741
893	Weingarten Realty Trust	6.750%		Baa3	22,700
272,585	Weingarten Realty Trust	6.500%		Baa3	6,885,497
	Total Real Estate Investment Trust				69,991,781
	Specialty Retail – 0.5%
2,800,000	Swiss Re Capital I, (4)	6.854%		A	2,975,000
	U.S. Agency – 0.9%
46,000	Cobank Agricultural Credit Bank, Series C, 144A, (4)	11.000%		A-	2,402,065
48,600	Cobank Agricultural Credit Bank, Series D, (4)	11.000%		A-	2,759,571
	Total U.S. Agency				5,161,636
	Wireless Telecommunication Services – 0.2%
18,500	Telephone and Data Systems Inc.	7.000%		Baa2	498,943
28,000	Telephone and Data Systems Inc.	6.875%		Baa2	747,598
	Total Wireless Telecommunication Services				1,246,541
	Total $25 Par (or similar) Preferred Securities (cost $376,965,831)				402,259,238
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds – 3.4% (2.4% of Total Investments)
	Insurance – 3.4%
$19,475	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	$20,156,625
$19,475	Total Convertible Bonds (cost $18,869,135)				20,156,625

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 4.6% (3.3% of Total Investments)
	Capital Markets – 0.1%
$500	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	$521,250
300	Macquarie Bank Limited	10.250%	6/20/57	BB+	339,000
800	Total Capital Markets				860,250
	Commercial Banks – 0.9%
2,100	BNP Paribas, 144A	5.186%	6/29/15	BBB	2,005,500
1,515	Groupe BCPE	2.040%	12/30/49	BBB-	916,575
2,200	LBG Capital I PLC, 144A	7.875%	11/01/20	BB+	2,411,200
5,815	Total Commercial Banks				5,333,275
	Diversified Financial Services – 0.5%
2,800	Fortis Hybrid Financing	8.250%	8/27/49	BBB	2,802,240
	Electric Utilities – 1.2%
3,400	FPL Group Capital Inc.	6.650%	6/15/67	BBB	3,656,700
3,100	Scottish and Southern Energy PLC, Reg S	5.625%	4/01/63	BBB	3,158,900
6,500	Total Electric Utilities				6,815,600
	Industrial Conglomerates – 0.4%
2,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	2,631,250
	Insurance – 1.0%
1,100	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,198,120
1,700	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	1,920,490
2,500	Prudential PLC	11.750%	12/23/49	A-	2,837,500
5,300	Total Insurance				5,956,110
	Multi-Utilities – 0.5%
2,000	Dominion Resources Inc.	2.606%	9/30/66	BBB	1,868,636
1,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	1,087,500
3,000	Total Multi-Utilities				2,956,136
$26,715	Total Corporate Bonds (cost $24,988,694)				27,354,861
Shares	Description (1)				Value
	Exchange-Traded Funds – 0.0% (0.0% of Total Investments)
4,315	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$87,897
	Total Exchange-Traded Funds (cost $77,255)				87,897
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 59.4% (42.1% of Total Investments)
	Capital Markets – 4.0%
5,600	Charles Schwab Corporation	7.000%	8/01/49	BBB+	$6,468,784
5,000	Deutsche Bank Capital Trust, 144A	3.106%	12/29/49	Ba2	3,850,000
1,800	Goldman Sachs Capital II	4.000%	6/01/43	BB+	1,467,000
6,900	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	7,148,738
6,300	State Street Capital Trust IV, (3)	1.309%	6/15/47	A3	4,914,000
	Total Capital Markets				23,848,522
	Commercial Banks – 17.8%
1,200	Banco Santander Finance	7.908%	6/13/36	Ba1	1,248,000
470	Banco Santander Finance	10.500%	9/29/49	BB	495,929
550	Barclays Bank PLC, 144A	7.434%	12/15/17	BBB	577,500

Nuveen Investments

JTP

Nuveen Quality Preferred Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Banks (continued)
2,920	Barclays Bank PLC, Reg S, 144A	6.860%	6/15/32	BBB	$3,029,500
2,800	Barclays Bank PLC	6.278%	5/28/58	BBB	2,721,261
400	First Empire Capital Trust I	8.234%	2/01/27	BBB	394,750
3,500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	3,500,000
2,200	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	1,925,000
5,900	HBOS Capital Funding LP, Notes	6.850%	3/23/49	BB	5,557,800
11,650	HSBC Capital Funding LP, Debt, 144A	10.176%	12/31/49	BBB+	16,543,000
2,000	KeyCorp Capital III	7.750%	7/15/29	BBB-	2,164,676
2,300	Lloyd's Banking Group PLC, 144A	6.413%	10/01/35	BB	2,093,000
2,900	Lloyd's Banking Group PLC, 144A	6.657%	5/21/49	BB	2,653,500
1,000	Lloyd's Banking Group PLC, 144A	6.267%	11/14/49	BB	790,000
1,340	Lloyd's Banking Group PLC, 144A	5.920%	10/01/59	BB	1,051,900
14,000	M and T Bank Corporation, 144A	6.875%	12/29/49	BBB	14,665,140
5,000	Nordea Bank AB	8.375%	3/25/15	BBB+	5,425,000
7,100	PNC Financial Services Inc.	6.750%	7/27/61	BBB	8,146,611
7,893	Rabobank Nederland, 144A	11.000%	6/04/59	A-	10,576,620
450	Societe Generale, 144A	1.055%	12/31/49	BBB-	346,500
700	Societe Generale, 144A	5.922%	4/05/57	BBB-	661,500
8,900	Societe Generale	8.750%	10/07/49	BBB-	9,300,500
2,250	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	2,272,500
2,700	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB+	2,733,939
5,050	Standard Chartered PLC, 144A	7.014%	5/25/57	BBB+	5,415,878
700	Wachovia Capital Trust III	5.570%	3/15/42	BBB+	700,000
	Total Commercial Banks				104,990,004
	Consumer Finance – 0.4%
2,100	American Express Company	6.800%	9/01/66	Baa2	2,231,250
	Diversified Financial Services – 5.7%
200	Bank One Capital III	8.750%	9/01/30	BBB	282,170
2,600	Citigroup Capital III	7.625%	12/01/36	BB+	2,912,000
4,000	Citigroup Inc.	8.400%	10/30/58	BB	4,524,920
19,900	General Electric Capital Corporation	7.125%	6/12/62	AA-	22,820,320
4,300	JP Morgan Chase Capital XXIII	1.311%	5/15/77	BBB	3,311,000
	Total Diversified Financial Services				33,850,410
	Electric Utilities – 0.3%
1,500	PPL Capital Funding, Inc.	6.700%	3/30/67	BB+	1,597,500
	Insurance – 20.7%
698	Ace Capital Trust II	9.700%	4/01/30	BBB+	1,019,080
6,000	Allstate Corporation	6.125%	5/15/67	Baa1	6,307,500
4,880	AXA SA, 144A	6.380%	12/14/56	Baa1	4,855,600
4,000	AXA	8.600%	12/15/30	A3	5,132,952
8,395	Catlin Insurance Company Limited, 144A	7.249%	1/18/57	BBB+	8,541,913
7,125	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	6,572,813
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	5,582,643
3,800	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	3,933,000
3,000	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	3,405,000
5,100	Lincoln National Corporation	7.000%	5/17/66	BBB	5,232,600
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,506,250
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	7,812,000
600	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	825,000
12,650	National Financial Services Inc.	6.750%	5/15/67	Baa2	13,409,000
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,457,859
7,225	Oil Insurance Limited, 144A	3.443%	12/30/56	Baa1	6,233,080
1,000	Progressive Corporation, (3)	6.700%	6/15/67	A2	1,085,000
1,125	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,179,844
7,100	Prudential PLC	6.500%	9/23/53	A-	7,064,500
3,800	QBE Capital Funding Trust II, 144A	6.797%	5/02/57	BBB+	3,801,106

Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
4,000	Swiss Re Capital I, 144A	6.854%	5/25/16	A	$4,250,000
12,500	XL Capital Ltd	6.500%	10/15/57	BBB-	12,015,625
2,536	ZFS FINANCE USA TRUST II, 144A	6.450%	12/15/65	A	2,713,520
6,970	ZFS Finance USA Trust V, 144A	6.500%	5/09/67	A	7,388,200
	Total Insurance				122,324,085
	Multi-Utilities – 0.4%
2,300	Dominion Resources Inc.	7.500%	6/30/66	BBB	2,553,000
	Real Estate Investment Trust – 3.8%
19	Firstar Realty LLC, 144A	8.875%	12/15/50	A-	22,509,063
	Road & Rail – 2.1%
10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,317,000
	Thrifts & Mortgage Finance – 0.3%
2,000	Caisse Nationale Des Caisses d'Epargne et de Prevoyance	6.750%	1/27/49	BBB-	1,900,000
	U.S. Agency – 0.7%
3	Farm Credit Bank of Texas	10.000%	12/15/60	A3	4,094,877
	Wireless Telecommunication Services – 3.2%
15	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	19,119,690
	Total Capital Preferred Securities (cost $316,497,525)				351,335,401
Shares	Description (1)				Value
	Investment Companies – 1.5% (1.0% of Total Investments)
252,950	Blackrock Credit Allocation Income Trust IV				$3,559,007
257,688	John Hancock Preferred Income Fund III				5,042,954
	Total Investment Companies (cost $10,612,303)				8,601,961
Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.0% (2.1% of Total Investments)
$17,442	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/13, repurchase price $17,441,570, collateralized by $17,900,000 U.S. Treasury Notes, 0.625%, due 9/30/17, value $17,795,160	0.010%	2/01/13		$17,441,565
	Total Short-Term Investments (cost $17,441,565)				17,441,565
	Total Investments (cost $772,460,480) – 141.4%				834,705,023
	Borrowings – (39.6)% (5), (6)				(234,000,000)
	Other Assets Less Liabilities – (1.8)% (7)				(10,456,138)
	Net Assets Applicable to Common Shares – 100%				$590,248,885

Nuveen Investments

JTP

Nuveen Quality Preferred Income Fund (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Investments in Derivatives as of January 31, 2013

Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Unrealized Appreciation (Depreciation) (7)
JPMorgan	$38,718,750	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$(429,139)
JPMorgan	67,587,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	820,389
JPMorgan	67,587,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	1,391,355
Morgan Stanley	38,718,750	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(1,905,361)
								$(122,756)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (3)  Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

  (4)  For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more Information.

  (5)  Borrowings as a percentage of Total Investments is 28.0%.

  (6)  The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $477,075,030 have been pledged as collateral for Borrowings.

  (7)  Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  (8)  Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.

  WI/DD  Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  PPLUS  PreferredPlus Trust.

  Reg S  Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

  REIT  Real Estate Investment Trust.

  USD-LIBOR  United States Dollar—London Inter-Bank Offered Rate.

    See accompanying notes to financial statements.

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2

Portfolio of Investments

  January 31, 2013 (Unaudited)

Shares	Description (1)			Value
	Common Stocks – 1.2% (0.8% of Total Investments)
	Real Estate Investment Trust – 1.2%
321,594	Hospitality Properties Trust			$8,602,640
196,229	Public Storage, Inc.			5,151,011
	Total Real Estate Investment Trust			13,753,651
	Total Common Stocks (cost $12,848,721)			13,753,651
Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 62.5% (44.9% of Total Investments)
	Capital Markets – 6.0%
372,261	Ameriprise Financial, Inc.	7.750%	A	$10,475,425
3,200	Credit Suisse	7.900%	BBB	81,600
91,230	Deutsche Bank Capital Funding Trust I	7.350%	BBB	2,313,593
1,284,535	Deutsche Bank Capital Funding Trust II	6.550%	BBB	34,476,919
13,800	Deutsche Bank Capital Funding Trust IX	6.625%	BBB	351,900
40,000	Deutsche Bank Capital Funding Trust V	8.050%	BBB	1,137,600
91,791	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB	2,327,820
256,400	Deutsche Bank Contingent Capital Trust III	7.600%	BBB	7,138,176
4,200,000	Dresdner Funding Trust I, 144A, (5)	8.151%	Ba2	4,336,500
70,214	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	Baa3	1,769,393
5,200	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	Baa3	130,520
1,040	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	A-	26,686
1,200,000	Macquarie PMI LLC, (5)	8.375%	BB+	1,242,000
3,090	Morgan Stanley Capital Trust III	6.250%	BB+	78,023
2,800	Morgan Stanley Capital Trust V	5.750%	Ba1	69,580
180,800	State Street Corporation	5.250%	BBB+	4,536,272
	Total Capital Markets			70,492,007
	Commercial Banks – 8.3%
51,240	Banco Santander Finance	10.500%	BB	1,421,398
150,000	Barclays Bank PLC	8.125%	BBB	3,880,500
1,933,500	BPCE SA, (5)	13.000%	BBB-	2,175,188
80,000	City National Corporation, Series C	5.500%	Baa2	1,983,200
146,500	First Naigara Finance Group	8.625%	BB+	4,361,305
8,352,000	HSBC Financial Capital Trust IX, (5)	5.911%	BBB+	8,477,280
417,415	HSBC Holdings PLC	8.000%	BBB+	11,612,485
102,700	HSBC Holdings PLC	6.200%	BBB+	2,594,202
60,000	HSBC USA Inc.	2.858%	BBB+	3,003,000
6,200	M and T Bank Corporation	5.000%	BBB	6,355,000
5,600,000	National Australia Bank, (5)	8.000%	BBB+	6,324,640
1,214,400	PNC Financial Services	6.125%	BBB	32,861,664
7,600,000	Rabobank Nederland Utrec, 144A, (5)	5.254%	A+	7,606,832
100,000	Rabobank Nederland, 144A, (5)	5.260%	A-	100,250
3,400,000	Royal Bank of Scotland Group PLC, (5)	7.648%	BB	3,587,000
	Total Commercial Banks			96,343,944
	Consumer Finance – 0.0%
20,100	HSBC USA Inc., Series H	6.500%	BBB+	506,319

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2 (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Financial Services – 6.2%
139,900	Citigroup Capital Trust XI	6.000%	BB	$3,511,490
271,589	Citigroup Capital XIII	7.875%	BB+	7,566,470
40,000	Citigroup Capital XVI	6.450%	BB+	1,007,200
5,500,000	Citigroup Inc., (5)	5.950%	BB	5,555,000
3,200,000	General Electric Capital Corporation, (5)	6.250%	AA-	3,493,024
300,000	General Electric Capital Corporation, (5)	4.875%	AA+	7,584,390
110,000	General Electric Capital Corporation	4.875%	AA+	2,773,100
768,094	ING Groep N.V.	7.200%	BBB-	19,471,183
731,274	ING Groep N.V.	7.050%	BBB-	18,545,109
80,000	JP Morgan Chase & Company	5.500%	BBB	1,997,600
17,319	JP Morgan Chase Capital Trust XI	5.875%	BBB	437,824
	Total Diversified Financial Services			71,942,390
	Diversified Telecommunication Services – 1.6%
184,004	Qwest Corporation	7.500%	BBB-	5,004,909
96,790	Qwest Corporation	7.375%	BBB-	2,620,105
383,205	Qwest Corporation	7.000%	BBB-	10,197,085
26,600	Qwest Corporation	7.000%	BBB-	710,486
	Total Diversified Telecommunication Services			18,532,585
	Electric Utilities – 2.4%
135,400	Alabama Power Company, (5)	6.450%	A-	3,892,750
10,300,000	Electricite de France, 144A, (5)	5.250%	A3	10,054,953
59,650	Entergy Louisiana LLC	5.875%	A-	1,604,585
25,000	Entergy Louisiana LLC	5.250%	A-	649,000
62,264	Entergy Texas Inc.	7.875%	BBB+	1,759,581
73,246	NextEra Energy Inc.	5.700%	BBB	1,943,216
332,619	NextEra Energy Inc.	5.125%	BBB	8,332,106
3,700	NextEra Energy Inc.	5.000%	BBB	91,020
	Total Electric Utilities			28,327,211
	Food Products – 0.5%
53,400	Dairy Farmers of America Inc., 144A, (5)	7.875%	BBB-	5,718,809
	Industrial Conglomerates – 0.1%
1,600,000	General Electric Capital Trust I, (5)	6.375%	AA-	1,689,120
	Insurance – 20.0%
5,800	Aegon N.V.	6.875%	Baa1	146,334
1,717,889	Aegon N.V.	6.375%	Baa1	44,991,513
355,607	Aflac Inc.	5.500%	Baa1	9,064,422
617,913	Allianz SE, (5)	8.375%	A+	15,911,260
393,000	Allstate Corporation	5.100%	Baa1	10,033,290
261,725	Arch Capital Group Limited	6.750%	BBB	7,027,316
74,981	Aspen Insurance Holdings Limited	7.250%	BBB-	2,013,990
354,550	Axis Capital Holdings Limited	6.875%	BBB	9,679,215
2,100,000	Chubb Corporation, (5)	6.375%	A-	2,283,750
6,500,000	Dai-Ichi Mutual Life, 144A, (5)	7.250%	A3	7,319,221
409,482	Delphi Financial Group, Inc., (5)	7.376%	Baa3	10,429,015
305,930	EverestRe Capital Trust II	6.200%	Baa1	7,764,503
7,800,000	Liberty Mutual Group, 144A, (5)	7.000%	Baa3	7,839,000
560,893	PartnerRe Limited, Series C	6.750%	BBB+	14,302,772
4,000	Protective Life Corporation	6.250%	BBB	102,880
194,568	Prudential Financial Inc.	9.000%	BBB+	5,049,040
30,400,000	Prudential Financial Inc., (5)	5.625%	BBB+	31,350,000
317,875	Prudential PLC	6.750%	A-	8,096,276
4,704,000	Reinsurance Group of America Inc., (5)	6.750%	BBB-	4,798,080
280,000	Reinsurance Group of America Inc.	6.200%	BBB	7,551,600
266,493	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	6,758,262
125,600	Torchmark Corporation	5.875%	BBB+	3,202,800
692,949	W. R. Berkley Corporation, Capital Trust II	6.750%	BBB-	17,448,456
	Total Insurance			233,162,995

Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value
	Machinery – 0.9%
398,000	Stanley, Black, and Decker Inc.	5.750%	BBB+	$10,312,180
	Media – 0.0%
9,000	Comcast Corporation	5.000%	BBB+	227,250
	Multi-Utilities – 3.4%
540,291	Dominion Resources Inc.	8.375%	BBB	14,663,498
112,600	DTE Energy Company	5.250%	BBB-	2,882,560
148,032	Scana Corporation	7.700%	BBB-	4,020,549
712,373	Xcel Energy Inc.	7.600%	BBB	18,094,274
	Total Multi-Utilities			39,660,881
	Oil, Gas & Consumable Fuels – 1.7%
786,299	Nexen Inc.	7.350%	BB+	19,893,365
	Real Estate Investment Trust – 10.5%
5,000	Alexandria Real Estate Equities Inc., Series B	6.450%	Baa3	133,250
124,100	CommomWealth REIT	5.750%	BBB-	3,040,450
12,800	Digital Realty Trust Inc.	7.000%	Baa3	342,784
162,885	Duke Realty Corporation, Series L	6.600%	Baa3	4,140,537
8,710	Harris Preferred Capital Corporation, Series A	7.375%	BBB	224,718
58,372	Kimco Realty Corporation, Series H	6.900%	Baa2	1,573,125
4,600	Kimco Realty Corporation, Series I	6.000%	Baa2	119,278
253,032	Kimco Realty Corporation, Series K	5.625%	Baa2	6,290,376
131,572	National Retail Properties Inc.	6.625%	Baa3	3,437,976
82,301	Prologis Inc., Series Q, (5)	8.540%	Baa3	5,272,408
2,024	Prologis Inc., Series R	6.750%	BB	50,964
87,050	Prologis Inc., Series S	6.750%	BB	2,193,660
6,758	Prologis Inc., Series L	6.500%	Baa3	170,166
152,633	PS Business Parks, Inc.	6.450%	BBB-	3,980,669
450,182	PS Business Parks, Inc.	6.000%	BBB-	11,475,139
6,400	Public Storage, Inc.	6.500%	BBB+	174,144
203,125	Public Storage, Inc., (5)	5.750%	BBB+	5,248,750
10,000	Public Storage, Inc.	5.625%	BBB+	257,000
352,014	Realty Income Corporation	6.750%	Baa2	9,032,679
65,100	Realty Income Corporation	6.625%	Baa2	1,738,170
146,600	Regency Centers Corporation	6.625%	Baa3	3,854,114
1,079,521	Vornado Realty LP	7.875%	BBB	29,427,742
819,579	Wachovia Preferred Funding Corporation	7.250%	BBB+	22,202,395
5,253	Weingarten Realty Trust	8.100%	BBB	121,397
93,151	Weingarten Realty Trust	6.750%	Baa3	2,367,898
209,529	Weingarten Realty Trust	6.500%	Baa3	5,292,703
	Total Real Estate Investment Trust			122,162,492
	Specialty Retail – 0.1%
1,400,000	Swiss Re Capital I, (5)	6.854%	A	1,487,500
	U.S. Agency – 0.6%
82,000	Cobank Agricultural Credit Bank, 144A, (5)	11.000%	A-	4,281,942
42,800	Cobank Agricultural Credit Bank, (5)	11.000%	A-	2,430,240
	Total U.S. Agency			6,712,182
	Wireless Telecommunication Services – 0.2%
9,050	Telephone and Data Systems Inc.	7.000%	Baa2	244,079
70,501	Telephone and Data Systems Inc.	6.875%	Baa2	1,882,377
4,300	Telephone and Data Systems Inc.	5.875%	Baa2	107,799
	Total Wireless Telecommunication Services			2,234,255
	Total $25 Par (or similar) Preferred Securities (cost $683,618,701)			729,405,485

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2 (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds – 3.3% (2.4% of Total Investments)
	Insurance – 3.3%
$37,270	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	$38,574,450
$37,270	Total Convertible Bonds (cost $36,065,652)				38,574,450
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 5.7% (4.1% of Total Investments)
	Capital Markets – 0.7%
$6,300	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	$6,567,750
1,700	Macquarie Bank Limited	10.250%	6/20/57	BB+	1,921,000
8,000	Total Capital Markets				8,488,750
	Commercial Banks – 1.1%
4,200	BNP Paribas, 144A	5.186%	6/29/49	BBB	4,011,000
1,000	Den Norske Bank	0.813%	2/18/35	Baa3	520,000
1,000	Den Norske Bank	0.963%	2/24/37	Baa3	535,000
10,000	Groupe BCPE	2.040%	12/30/49	BBB-	6,050,000
1,700	LBG Capital I PLC, 144A	7.875%	11/01/20	BB+	1,863,200
17,900	Total Commercial Banks				12,979,200
	Diversified Financial Services – 0.2%
2,350	Fortis Hybrid Financing	8.250%	8/27/49	BBB	2,351,880
	Electric Utilities – 1.5%
8,000	FPL Group Capital Inc.	6.650%	6/15/67	BBB	8,604,000
5,440	Scottish and Southern Energy PLC, Reg S	5.625%	4/01/63	BBB	5,543,360
2,900	WPS Resource Corporation	6.110%	12/01/16	BBB	3,081,250
16,340	Total Electric Utilities				17,228,610
	Industrial Conglomerates – 0.7%
7,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	7,893,750
	Insurance – 1.3%
1,700	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,851,640
6,300	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	7,117,110
5,200	Prudential PLC	11.750%	12/23/49	A-	5,902,000
13,200	Total Insurance				14,870,750
	Multi-Utilities – 0.2%
2,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	2,175,000
$67,290	Total Corporate Bonds (cost $61,405,424)				65,987,940
Shares	Description (1)				Value
	Exchange-Traded Funds – 0.0% (0.0% of Total Investments)
5,939	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$120,977
	Total Exchange-Traded Funds (cost $106,331)				120,977

Nuveen Investments

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 63.6% (45.6% of Total Investments)
		Capital Markets – 4.9%
800		BNY Institutional Capital, 144A	7.780%	12/01/26	A2	$815,000
11,000		Charles Schwab Corporation	7.000%	8/01/49	BBB+	12,706,540
3,100		Credit Suisse AG	7.875%	12/12/49	BBB	3,267,400
8,500		Credit Suisse thru Claudius Limited	8.250%	6/27/49	BBB	8,797,500
1,900		Goldman Sachs Capital II	4.000%	6/01/43	BB+	1,548,500
17,931		Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	18,577,395
14,686		State Street Capital Trust IV, (3)	1.309%	6/01/77	A3	11,455,080
		Total Capital Markets				57,167,415
		Commercial Banks – 22.4%
5,500		AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	5,496,692
3,522		Banco Santander Finance	7.908%	6/13/36	Ba1	3,662,880
2,074		Banco Santander Finance	10.500%	9/29/49	BB+	2,188,421
575		Barclays Bank PLC, 144A	7.434%	12/15/17	BBB	603,750
10,230		Barclays Bank PLC, Reg S, 144A	6.860%	6/15/32	BBB	10,613,625
5,000		Barclays Bank PLC	6.278%	12/15/34	BBB	4,859,395
1,500		First Empire Capital Trust I	8.234%	2/01/27	BBB	1,480,311
17,095		First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	21,021,072
6,800		Fulton Capital Trust I	6.290%	2/01/36	Baa3	6,800,000
7,630		HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	6,676,250
15,250		HBOS Capital Funding LP, Notes	6.850%	3/23/49	BB	14,365,500
10,500		HSBC Bank PLC	1.000%	12/19/35	A-	5,775,000
5,500		HSBC Bank PLC	0.850%	6/11/49	A-	2,983,750
4,650		HSBC Capital Funding LP, Debt, 144A	10.176%	12/31/50	BBB+	6,603,000
6,000		KeyCorp Capital III	7.750%	7/15/29	BBB-	6,494,028
6,350		Lloyd's Banking Group PLC, 144A	6.657%	5/21/49	BB	5,810,250
1,000		Lloyd's Banking Group PLC, 144A	6.267%	11/14/49	BB	790,000
1,875		Lloyd's Banking Group PLC, 144A	5.920%	10/01/59	BB	1,471,875
26,000		M and T Bank Corporation, 144A	6.875%	12/29/49	BBB	27,235,260
11,900		Nordea Bank AB	8.375%	3/25/15	BBB+	12,911,500
20,000		PNC Financial Services Inc.	6.750%	2/01/62	BBB	22,948,200
18,030		Rabobank Nederland, 144A	11.000%	6/30/19	A-	24,160,200
800		Societe Generale, 144A	1.055%	12/31/49	BBB-	616,000
1,300		Societe Generale, 144A	5.922%	4/05/57	BBB-	1,228,500
24,144		Societe Generale	8.750%	10/07/49	BBB-	25,230,480
3,750		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	3,787,500
6,310		Standard Chartered PLC, 144A	6.409%	1/30/17	BBB+	6,389,317
6,450		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB+	6,917,309
—	(4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	BB	21,404,250
		Total Commercial Banks				260,524,315
		Consumer Finance – 0.4%
3,900		American Express Company	6.800%	9/01/66	Baa2	4,143,750
		Diversified Financial Services – 5.6%
3,400		Bank One Capital III	8.750%	9/01/30	BBB	4,796,944
5,400		Citigroup Capital III	7.625%	12/01/36	BB+	6,048,000
6,000		Citigroup Inc.	8.400%	10/30/58	BB	6,787,380
12,811		Countrywide Capital Trust III, Series B	8.050%	6/15/27	BB+	14,988,870
24,000		General Electric Capital Corporation	7.125%	6/12/62	AA-	27,522,000
2,800		General Electric Capital Corporation	6.375%	11/15/17	AA-	2,940,000
2,800		JP Morgan Chase Capital XXIII	1.311%	6/15/33	BBB	2,156,000
		Total Diversified Financial Services				65,239,194
		Electric Utilities – 0.9%
1,700		FPL Group Capital Inc.	6.350%	10/01/66	BBB	1,819,000
7,700		PPL Capital Funding, Inc.	6.700%	3/30/67	BB+	8,200,500
		Total Electric Utilities				10,019,500

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2 (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance – 23.4%
1,200	Allstate Corporation	6.500%	5/15/67	Baa1	$1,293,120
8,286	Allstate Corporation	6.125%	5/15/67	Baa1	8,710,658
9,450	AXA SA, 144A	6.380%	12/14/66	Baa1	9,402,750
2,000	AXA SA, Reg S	3.675%	8/06/49	A3	1,280,000
11,350	AXA	8.600%	12/15/30	A3	14,564,751
15,359	Catlin Insurance Company Limited, 144A	7.249%	1/18/57	BBB+	15,627,783
1,200	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	1,218,000
16,700	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	15,405,750
2,600	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	2,639,068
6,600	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	6,831,000
10,481	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	11,895,935
7,076	Lincoln National Corporation	7.000%	5/17/66	BBB	7,259,976
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,506,250
16,600	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	20,584,000
1,400	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	1,925,000
23,754	National Financial Services Inc.	6.750%	3/15/37	Baa2	25,179,240
1,200	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,249,594
14,200	Oil Insurance Limited, 144A	3.443%	12/30/56	Baa1	12,250,482
6,300	Progressive Corporation	6.700%	6/15/67	A2	6,835,500
6,400	Prudential Financial Inc.	5.875%	9/15/42	BBB+	6,712,000
5,600	Prudential Financial Inc.	8.875%	6/15/18	BBB+	6,790,000
14,250	Prudential PLC	6.500%	9/23/53	A-	14,178,750
8,085	QBE Capital Funding Trust II, 144A	6.797%	12/01/57	BBB+	8,087,353
700	QBE Insurance Group Limited, 144A	5.647%	7/01/23		696,267
13,400	Swiss Re Capital I, 144A	6.854%	5/25/16	A	14,237,500
2,600	White Mountains Re Group Limited, 144A	7.506%	6/30/17	BB+	2,756,543
27,650	XL Capital Ltd	6.500%	10/15/57	BBB-	26,578,561
3,600	ZFS FINANCE USA TRUST II, 144A	6.450%	12/15/65	A	3,852,000
21,257	ZFS Finance USA Trust V, 144A	6.500%	5/09/67	A	22,532,420
	Total Insurance				273,080,251
	Multi-Utilities – 0.6%
6,400	Dominion Resources Inc.	7.500%	6/30/16	BBB	7,104,000
	Road & Rail – 1.1%
11,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,882,000
	Thrifts & Mortgage Finance – 0.0%
500	Onbank Capital Trust I	9.250%	2/01/27	BBB	507,519
	U.S. Agency – 0.4%
2,800	AgFirst Farm Credit Bank, 144A	7.300%	12/15/53	A-	2,799,938
2	Farm Credit Bank of Texas	10.000%	12/15/60	A3	2,047,438
	Total U.S. Agency				4,847,376
	Wireless Telecommunication Services – 3.9%
36	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	45,420,856
	Total Capital Preferred Securities (cost $670,444,402)				740,936,176
Shares	Description (1)				Value
	Investment Companies – 1.7% (1.2% of Total Investments)
672,285	Blackrock Credit Allocation Income Trust IV				$9,459,050
501,753	John Hancock Preferred Income Fund III				9,819,306
	Total Investment Companies (cost $25,163,115)				19,278,356

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 1.4% (1.0% of Total Investments)
$16,792	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/13, repurchase price $16,791,697,collateralized by $17,215,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $17,128,925	0.010%	2/01/13	$16,791,692
	Total Short-Term Investments (cost $16,791,692)			16,791,692
	Total Investments (cost $1,506,444,038) – 139.4%			1,624,848,727
	Borrowings – (39.8)% (6), (7)			(464,000,000)
	Other Assets Less Liabilities – 0.4% (8)			4,338,012
	Net Assets Applicable to Common Shares – 100%			$1,165,186,739

Investments in Derivatives as of January 31, 2013

Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Termination Date	Unrealized Appreciation (Depreciation) (8)
JPMorgan	$134,344,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$1,630,702
JPMorgan	134,344,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	2,765,624
JPMorgan	77,200,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/11	3/21/14	(855,644)
Morgan Stanley	77,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(3,799,035)
								$(258,353)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (3)  Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

  (4)  Principal Amount (000) rounds to less than $1,000.

  (5)  For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more Information.

  (6)  Borrowings as a percentage of Total Investments is 28.6%.

  (7)  The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $981,008,049 have been pledged as collateral for Borrowings.

  (8)  Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  (9)  Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  PPLUS  PreferredPlus Trust.

  Reg S  Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

  REIT  Real Estate Investment Trust.

  USD-LIBOR  United States Dollar—London Inter-Bank Offered Rate.

    See accompanying notes to financial statements.

Nuveen Investments

JHP

Nuveen Quality Preferred Income Fund 3

Portfolio of Investments

  January 31, 2013 (Unaudited)

Shares	Description (1)			Value
	Common Stocks – 0.7% (0.5% of Total Investments)
	Real Estate Investment Trust – 0.7%
54,287	Hospitality Properties Trust			$1,452,177
	Total Common Stocks (cost $1,345,519)			1,452,177
Shares	Description (1)	Coupon	Ratings (2)	Value
	Convertible Preferred Securities – 0.1% (0.1% of Total Investments)
	Commercial Banks – 0.1%
1,512	KeyCorp Convertible Preferred Stock	7.750%	BBB-	$196,560
	Total Convertible Preferred Securities (cost $149,527)			196,560
Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 64.5% (46.2% of Total Investments)
	Capital Markets – 9.3%
59,609	Ameriprise Financial, Inc.	7.750%	A	$1,677,397
133,865	Credit Suisse	7.900%	BBB	3,413,558
388,759	Deutsche Bank Capital Funding Trust II	6.550%	BBB	10,434,292
2,100	Deutsche Bank Contingent Capital Trust III	7.600%	BBB	58,464
3,000,000	Dresdner Funding Trust I, 144A, (5)	8.151%	Ba2	3,097,500
12,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	Baa3	307,440
800,000	Macquarie PMI LLC, (5)	8.375%	BB+	828,000
7,600	Merrill Lynch Capital Trust I	6.450%	BB+	191,292
9,400	Morgan Stanley Capital Trust VI	6.600%	BB+	237,256
22,100	State Street Corporation	5.250%	BBB+	554,489
	Total Capital Markets			20,799,688
	Commercial Banks – 8.7%
2,200,000	Abbey National Capital Trust I, (5)	8.963%	BBB-	2,541,000
16,900	Banco Santander Finance	10.500%	BB	468,806
300,000	BPCE SA, (5)	13.000%	BBB-	337,500
12,000	FirstMerit Corporation, WI/DD	5.875%	Baa2	295,440
1,500,000	HSBC Financial Capital Trust IX, (5)	5.911%	BBB+	1,522,500
25,000	HSBC Holdings PLC, Series F	8.000%	BBB+	695,500
15,000	HSBC USA Inc.	2.858%	BBB+	750,750
1,100	M and T Bank Corporation	5.000%	BBB	1,127,500
2,700,000	National Australia Bank, (5)	8.000%	BBB	3,049,380
211,700	PNC Financial Services	6.125%	BBB	5,728,602
1,500,000	Rabobank Nederland Utrec, 144A, (5)	5.254%	A+	1,501,349
100,000	Rabobank Nederland, 144A, (5)	5.260%	A-	100,250
52,500	Royal Bank of Scotland Group PLC, Series L	5.750%	BB	1,226,400
	Total Commercial Banks			19,344,977
	Diversified Financial Services – 7.2%
35,000	Citigroup Capital Trust XI	6.000%	BB	878,500
54,185	Citigroup Capital XIII	7.875%	BB+	1,509,594
24,300	Citigroup Capital XVI	6.450%	BB+	611,874
1,000,000	Citigroup Inc., (5)	5.950%	BB	1,010,000
59,100	Countrywide Capital Trust IV	6.750%	BB+	1,488,138

Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Financial Services (continued)
1,600,000	General Electric Capital Corporation, (5)	6.250%	AA-	$1,746,512
50,000	General Electric Capital Corporation, (5)	4.875%	AA+	1,264,065
29,626	General Electric Capital Corporation	4.875%	AA+	746,871
239,500	ING Groep N.V.	7.050%	BBB	6,073,720
10,000	ING Groep N.V.	6.125%	BBB	247,200
3,300	Merrill Lynch Capital Trust II	6.450%	BB+	82,995
13,420	Merrill Lynch Capital Trust III	7.375%	BB+	343,418
	Total Diversified Financial Services			16,002,887
	Diversified Telecommunication Services – 1.8%
26,800	Qwest Corporation	7.500%	BBB-	728,960
26,699	Qwest Corporation	7.375%	BBB-	722,742
72,881	Qwest Corporation	7.000%	BBB-	1,939,363
22,500	Qwest Corporation	7.000%	BBB-	600,975
	Total Diversified Telecommunication Services			3,992,040
	Electric Utilities – 2.7%
10,000	Alabama Power Company, (5)	6.450%	A-	287,500
2,200,000	Electricite de France, 144A, (5)	5.250%	A3	2,147,660
10,000	Entergy Arkansas Inc.	5.750%	A-	270,600
10,000	Entergy Louisiana LLC	5.250%	A-	259,600
76,739	Entergy Texas Inc.	7.875%	BBB+	2,168,644
25,000	NextEra Energy Inc.	5.700%	BBB	663,250
12,000	NextEra Energy Inc.	5.125%	BBB	300,600
	Total Electric Utilities			6,097,854
	Energy Equipment & Services – 0.9%
81,071	NextEra Energy Inc.	5.625%	BBB	2,107,846
	Food Products – 0.5%
10,400	Dairy Farmers of America Inc., 144A, (5)	7.875%	BBB-	1,113,776
	Industrial Conglomerates – 0.4%
900,000	General Electric Capital Trust I, (5)	6.375%	AA-	950,130
	Insurance – 17.4%
319,390	Aegon N.V.	6.375%	Baa1	8,364,824
68,922	Aflac Inc.	5.500%	Baa1	1,756,822
75,054	Allianz SE, (5)	8.375%	A+	1,932,641
71,000	Allstate Corporation	5.100%	Baa1	1,812,630
25,000	Arch Capital Group Limited	6.750%	BBB	671,250
11,500	Aspen Insurance Holdings Limited	7.250%	BBB-	308,890
47,000	Axis Capital Holdings Limited	6.875%	BBB	1,283,100
250,000	Chubb Corporation, (5)	6.375%	A-	271,875
1,250,000	Dai-Ichi Mutual Life, 144A, (5)	7.250%	A3	1,407,543
90,100	Delphi Financial Group, Inc., (5)	7.376%	Baa3	2,294,739
95,936	EverestRe Capital Trust II	6.200%	Baa1	2,434,856
84,800	Hartford Financial Services Group Inc.	7.875%	BB+	2,459,200
7,025	PartnerRe Limited	7.250%	BBB+	193,890
194,089	PartnerRe Limited	6.750%	BBB+	4,949,270
514	PLC Capital Trust V	6.125%	BBB	12,953
4,100,000	Prudential Financial Inc., (5)	5.625%	BBB+	4,228,125
63,344	Prudential PLC	6.750%	A-	1,613,372
1,400,000	Reinsurance Group of America Inc., (5)	6.750%	BBB-	1,428,000
32,000	Reinsurance Group of America Inc.	6.200%	BBB	863,040
23,800	Torchmark Corporation	5.875%	BBB+	606,900
	Total Insurance			38,893,920
	Machinery – 0.9%
75,000	Stanley, Black, and Decker Inc.	5.750%	BBB+	1,943,250

Nuveen Investments

JHP

Nuveen Quality Preferred Income Fund 3 (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	Multi-Utilities – 2.3%
93,898	Dominion Resources Inc.	8.375%		BBB	$2,548,392
21,400	DTE Energy Company	5.250%		BBB-	547,840
76,505	Xcel Energy Inc.	7.600%		BBB	1,943,227
	Total Multi-Utilities				5,039,459
	Oil, Gas & Consumable Fuels – 1.9%
171,252	Nexen Inc.	7.350%		BB+	4,332,676
	Pharmaceuticals – 0.0%
3,285	Bristol Myers Squibb Company (CORTS)	6.250%		A+	84,786
	Real Estate Investment Trust – 8.0%
7,273	CommomWealth REIT	7.250%		BB	190,116
9,560	CommomWealth REIT	5.750%		BBB-	234,220
31,800	Kimco Realty Corporation	5.625%		Baa2	790,548
2,100	Prologis Inc., Series G	6.750%		BB	52,920
10,000	PS Business Parks, Inc.	6.875%		BBB-	266,500
73,699	PS Business Parks, Inc.	6.000%		BBB-	1,878,588
8,000	Public Storage, Inc., (5)	5.750%		A3	206,720
117,100	Realty Income Corporation	6.625%		Baa2	3,126,570
155,320	Vornado Realty LP	7.875%		BBB	4,234,023
57,400	Vornado Realty Trust	5.700%		BBB-	1,458,534
80,367	Wachovia Preferred Funding Corporation	7.250%		BBB+	2,177,142
142,870	Weingarten Realty Trust	8.100%		BBB	3,301,726
	Total Real Estate Investment Trust				17,917,607
	Specialty Retail – 0.1%
300,000	Swiss Re Capital I, (5)	6.854%		A	318,750
	U.S. Agency – 0.9%
16,000	Cobank Agricultural Credit Bank, Series C, 144A, (5)	11.000%		A-	835,501
20,200	Cobank Agricultural Credit Bank, Series D, (5)	11.000%		A-	1,146,980
	Total U.S. Agency				1,982,481
	Wireless Telecommunication Services – 1.5%
70,400	Telephone and Data Systems Inc.	7.000%		Baa2	1,898,685
31,000	Telephone and Data Systems Inc.	6.875%		Baa2	827,700
19,791	United States Cellular Corporation	6.950%		Baa2	528,024
	Total Wireless Telecommunication Services				3,254,409
	Total $25 Par (or similar) Preferred Securities (cost $133,451,516)				144,176,536
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Convertible Bonds – 2.8% (2.0% of Total Investments)
	Insurance – 2.8%
$6,100	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	$6,313,500
$6,100	Total Convertible Bonds (cost $5,951,293)				6,313,500
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 5.0% (3.5% of Total Investments)
	Capital Markets – 1.3%
$1,700	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	$1,772,250
910	Macquarie Bank Limited	10.250%	6/20/57	BB+	1,028,300
2,610	Total Capital Markets				2,800,550

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Banks – 1.6%
$1,700	BNP Paribas, 144A	5.186%	6/29/49	BBB	$1,623,500
250	Den Norske Bank	0.813%	2/18/35	Baa3	130,000
250	Den Norske Bank	0.963%	2/24/37	Baa3	133,750
2,400	Groupe BCPE	2.040%	12/30/49	BBB-	1,452,000
150	LBG Capital I PLC, 144A	7.875%	11/01/20	BB+	164,400
4,750	Total Commercial Banks				3,503,650
	Electric Utilities – 0.5%
450	FPL Group Capital Inc.	6.650%	6/15/67	BBB	483,975
600	Scottish and Southern Energy PLC, Reg S	5.625%	4/01/63	BBB	611,400
1,050	Total Electric Utilities				1,095,375
	Industrial Conglomerates – 0.5%
1,000	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	1,052,500
	Insurance – 0.7%
1,450	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB	1,579,340
	Multi-Utilities – 0.4%
900	Dominion Resources Inc.	2.606%	9/30/66	BBB	840,886
$11,760	Total Corporate Bonds (cost $9,994,613)				10,872,301
Shares	Description (1)				Value
	Exchange-Traded Funds – 0.0% (0.0% of Total Investments)
2,194	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$44,692
	Total Exchange-Traded Funds (cost $39,281)				44,692
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 63.3% (45.3% of Total Investments)
	Capital Markets – 3.8%
1,200	BNY Institutional Capital, 144A, (3)	7.780%	12/01/26	A2	$1,222,500
2,100	Charles Schwab Corporation	7.000%	8/01/49	BBB+	2,425,794
900	Deutsche Bank Capital Funding Trust I, 144A	3.276%	12/29/49	BBB	612,261
800	Goldman Sachs Capital II	4.000%	6/01/43	BB+	652,000
2,184	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	2,262,731
1,795	State Street Capital Trust IV	1.309%	6/01/77	A3	1,400,100
	Total Capital Markets				8,575,386
	Commercial Banks – 23.2%
1,400	Barclays Bank PLC, 144A	7.434%	12/15/17	BBB	1,470,000
2,100	Barclays Bank PLC, Reg S, 144A	6.860%	6/15/32	BBB	2,178,750
1,000	Barclays Bank PLC	6.278%	5/28/58	BBB	971,879
1,000	First Empire Capital Trust I	8.234%	2/01/27	BBB	986,874
2,700	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	BBB+	2,727,000
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	10,433,682
500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	500,000
3,300	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	2,887,500
300	HBOS Capital Funding LP, Notes	6.850%	3/23/49	BB	282,600
1,500	HSBC Bank PLC	1.000%	12/19/35	A-	825,000
1,500	HSBC Bank PLC	0.850%	6/11/37	A-	813,750
2,500	Lloyd's Banking Group PLC, 144A	6.413%	10/01/35	BB	2,275,000
600	Lloyd's Banking Group PLC, 144A	6.657%	5/21/49	BB	549,000
4,500	M and T Bank Corporation, 144A	6.875%	12/29/49	BBB	4,713,795
1,900	Nordea Bank AB	8.375%	3/25/15	BBB+	2,061,500
2,000	PNC Financial Services Inc.	6.750%	2/01/62	BBB	2,294,820

Nuveen Investments

JHP

Nuveen Quality Preferred Income Fund 3 (continued)

Portfolio of Investments January 31, 2013 (Unaudited)

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Commercial Banks (continued)
2,200		Rabobank Nederland, 144A	11.000%	6/04/59	A-	$2,948,000
200		Societe Generale, 144A	1.055%	12/31/49	BBB-	154,000
200		Societe Generale, 144A	5.922%	4/05/57	BBB-	189,000
4,128		Societe Generale	8.750%	10/07/49	BBB-	4,313,760
100		Standard Chartered PLC, 144A	6.409%	1/30/17	BBB+	101,257
2,700		Standard Chartered PLC, 144A	7.014%	5/25/57	BBB+	2,895,618
—	(4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	BB	5,351,063
		Total Commercial Banks				51,923,848
		Diversified Financial Services – 2.7%
4,000		General Electric Capital Corporation	7.125%	6/12/62	AA-	4,587,000
1,800		JP Morgan Chase Capital XXIII	1.311%	5/15/77	BBB	1,386,000
		Total Diversified Financial Services				5,973,000
		Electric Utilities – 1.0%
2,000		FPL Group Capital Inc.	7.300%	9/01/67	BBB	2,260,000
		Insurance – 25.9%
400		Ace Capital Trust II	9.700%	4/01/30	BBB+	584,000
1,600		Allstate Corporation	6.125%	5/15/67	Baa1	1,682,000
4,300		AXA SA, 144A	6.380%	12/14/56	Baa1	4,278,500
1,200		AXA	8.600%	12/15/30	A3	1,539,886
3,200		Catlin Insurance Company Limited, 144A	7.249%	1/18/57	BBB+	3,256,000
2,325		Glen Meadows Pass Through Trust, 144A	6.505%	8/15/67	BB+	2,144,813
1,850		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	1,914,750
800		Liberty Mutual Group, 144A	7.800%	3/07/87	Baa3	908,000
4,100		Lincoln National Corporation	7.000%	5/17/66	BBB	4,206,600
3,200		MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	3,968,000
5,500		National Financial Services Inc.	6.750%	5/15/67	Baa2	5,830,000
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	416,531
2,800		Oil Insurance Limited, 144A	3.443%	12/30/56	Baa1	2,415,588
2,000		Progressive Corporation	6.700%	6/15/67	A2	2,170,000
1,200		Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,258,500
1,500		Prudential Financial Inc.	8.875%	6/15/68	BBB+	1,818,750
3,800		Prudential PLC	6.500%	9/23/53	A-	3,781,000
2,700		QBE Capital Funding Trust II, 144A	6.797%	12/01/57	BBB+	2,700,786
2,200		Swiss Re Capital I, 144A	6.854%	5/25/16	A	2,337,500
900		White Mountains Re Group Limited, 144A	7.506%	5/29/49	BB+	954,189
4,650		XL Capital Ltd	6.500%	10/15/57	BBB-	4,469,813
2,700		ZFS FINANCE USA TRUST II, 144A	6.450%	12/15/65	A	2,889,000
2,154		ZFS Finance USA Trust V, 144A	6.500%	5/09/67	A	2,283,240
		Total Insurance				57,807,446
		Multi-Utilities – 0.2%
500		Dominion Resources Inc.	7.500%	6/30/66	BBB	555,000
		Road & Rail – 1.6%
3,185		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	3,599,050
		U.S. Agency – 0.8%
1,800		AgFirst Farm Credit Bank	7.300%	12/15/53	A-	1,799,960
		Wireless Telecommunication Services – 4.1%
7		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	9,102,224
		Total Capital Preferred Securities (cost $127,704,031)				141,595,914

Nuveen Investments

Shares	Description (1)			Value
	Investment Companies – 1.7% (1.2% of Total Investments)
137,958	Blackrock Credit Allocation Income Trust IV			$1,941,069
96,377	John Hancock Preferred Income Fund III			1,886,098
	Total Investment Companies (cost $5,037,041)			3,827,167
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 1.7% (1.2% of Total Investments)
$3,889	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/13, repurchase price $3,888,618, collateralized by $3,990,000 U.S. Treasury Notes, 0.625%, due 8/31/17, value $3,970,050	0.010%	2/01/13	$3,888,617
	Total Short-Term Investments (cost $3,888,617)			3,888,617
	Total Investments (cost $287,561,438) – 139.8%			312,367,464
	Borrowings – (39.8)% (6), (7)			(89,000,000)
	Other Assets Less Liabilities – 0.0% (8)			41,454
	Net Assets Applicable to Common Shares – 100%			$223,408,918

Investments in Derivatives as of January 31, 2013

Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Termination Date	Unrealized Appreciation (Depreciation) (8)
JPMorgan	$14,725,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$(163,204)
JPMorgan	25,638,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	311,201
JPMorgan	25,638,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	527,787
Morgan Stanley	14,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(724,622)
								$(48,838)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holding designated N/R are not rated by any of these national rating agencies.

  (3)  Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

  (4)  Principal Amount (000) rounds to less than $1,000.

  (5)  For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2. See Notes to Financial Statements, Footnote 1—General Information and Significant Accounting Policies, Investment Valuation for more Information.

  (6)  Borrowings as a percentage of Total Investments is 28.5%.

  (7)  The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period investments with a value of $192,091,498 have been pledged as collateral for Borrowings.

  (8)  Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

  (9)  Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.

  WI/DD  Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  CORTS  Corporate Backed Trust Securities.

  PPLUS  PreferredPlus Trust.

  Reg S  Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

  REIT  Real Estate Investment Trust.

  USD-LIBOR  United States Dollar—London Inter-Bank Offered Rate.

See accompanying notes to financial statements.

Nuveen Investments

Statement of

ASSETS & LIABILITIES

January 31, 2013 (Unaudited)

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Assets
Investments,at value (cost $772,460,480, $1,506,444,038 and $287,561,438, respectively)	$834,705,023	$1,624,848,727	$312,367,464
Unrealized appreciation on swaps, net	1,782,605	3,540,682	675,784
Receivables:
Dividends	617,606	1,036,733	206,391
Interest	5,409,080	12,006,037	2,122,799
Investments sold	329,842	290,163	3,823
Reclaims	10,391	—	13,182
Other assets	107,710	206,773	39,801
Total assets	842,962,257	1,641,929,115	315,429,244
Liabilities
Borrowings	234,000,000	464,000,000	89,000,000
Unrealized depreciation on swaps	1,905,361	3,799,035	724,622
Payables:
Investments purchased	12,605,709	533,314	689,970
Common share dividends	3,186,289	6,500,542	1,217,057
Accrued expenses:
Interest on borrowings	15,121	30,011	5,741
Management fees	600,404	1,160,026	229,899
Trustees fees	114,246	219,729	41,759
Other	286,242	499,719	111,278
Total liabilities	252,713,372	476,742,376	92,020,326
Net assets applicable to Common shares	$590,248,885	$1,165,186,739	$223,408,918
Common shares outstanding	64,663,448	120,393,013	23,730,657
Net asset value per share Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$9.13	$9.68	$9.41
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$646,634	$1,203,930	$237,307
Paid-in surplus	882,270,927	1,688,569,820	329,760,918
Undistributed (Over-distribution of) net investment income	9,547,215	6,644,451	423,410
Accumulated net realized gain (loss)	(364,337,678)	(649,377,798)	(131,769,905)
Net unrealized appreciation (depreciation)	62,121,787	118,146,336	24,757,188
Net assets applicable to Common shares	$590,248,885	$1,165,186,739	$223,408,918
Authorized shares:
Common	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments

Statement of

OPERATIONS

Six Months Ended January 31, 2013 (Unaudited)

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Investment Income
Dividends	$13,327,523	$24,429,331	$4,601,840
Interest	13,063,875	27,376,467	5,265,738
Total investment income	26,391,398	51,805,798	9,867,578
Expenses
Management fees	3,447,977	6,672,317	1,313,256
Interest expense on borrowings	1,394,736	2,761,445	525,881
Shareholder servicing agent fees and expenses	2,482	1,882	573
Custodian fees and expenses	68,952	143,857	33,335
Trustees fees and expenses	11,781	23,266	4,436
Professional fees	29,894	46,147	19,257
Shareholder reporting expenses	87,044	140,867	32,550
Stock exchange listing fees	10,218	19,022	4,250
Investor relations expense	61,024	106,268	20,697
Other expenses	16,002	25,749	9,228
Total expenses	5,130,110	9,940,820	1,963,463
Net investment income (loss)	21,261,288	41,864,978	7,904,115
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	5,171,374	5,807,022	799,446
Swaps	(539,679)	(1,076,048)	(205,244)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	23,860,797	55,080,120	12,494,051
Swaps	2,750,461	5,470,456	1,043,866
Net realized and unrealized gain (loss)	31,242,953	65,281,550	14,132,119
Net increase (decrease) in net assets applicable to Common shares from operations	$52,504,241	$107,146,528	$22,036,234

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited)

	Quality Preferred Income (JTP)		Quality Preferred Income 2 (JPS)
	Six Months Ended 1/31/13	Year Ended 7/31/12	Six Months Ended 1/31/13	Year Ended 7/31/12
Operations
Net investment income (loss)	$21,261,288	$42,550,239	$41,864,978	$83,281,728
Net realized gain (loss) from:
Investments and foreign currency	5,171,374	1,009,553	5,807,022	4,909,208
Swaps	(539,679)	(1,105,455)	(1,076,048)	(2,204,130)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	23,860,797	21,337,512	55,080,120	37,462,005
Swaps	2,750,461	(1,193,426)	5,470,456	(2,379,530)
Net increase (decrease) in net assets applicable to Common shares from operations	52,504,241	62,598,423	107,146,528	121,069,281
Distribution to Common Shareholders
From net investment income	(19,398,037)	(38,782,506)	(39,727,179)	(79,417,479)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(19,398,037)	(38,782,506)	(39,727,179)	(79,417,479)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestments of distributions	145,664	119,036	382,683	264,678
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	145,664	119,036	382,683	264,678
Net increase (decrease) in net assets applicable to Common shares	33,251,868	23,934,953	67,802,032	41,916,480
Net assets applicable to Common shares at the beginning of period	556,997,017	533,062,064	1,097,384,707	1,055,468,227
Net assets applicable to Common shares at the end of period	$590,248,885	$556,997,017	$1,165,186,739	$1,097,384,707
Undistributed (Over-distribution of) net investment income at the end of period	$9,547,215	$7,683,964	$6,644,451	$4,506,652

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited) (continued)

	Quality Preferred Income 3 (JHP)
	Six Months Ended 1/31/13	Year Ended 7/31/12
Operations
Net investment income (loss)	$7,904,115	$15,678,554
Net realized gain (loss) from:
Investments and foreign currency	799,446	1,972,994
Swaps	(205,244)	(420,412)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	12,494,051	5,546,726
Swaps	1,043,866	(453,868)
Net increase (decrease) in net assets applicable to Common shares from operations	22,036,234	22,323,994
Distribution to Common Shareholders
From net investment income	(7,403,688)	(14,801,665)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(7,403,688)	(14,801,665)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestments of distributions	47,371	68,152
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	47,371	68,152
Net increase (decrease) in net assets applicable to Common shares	14,679,917	7,590,481
Net assets applicable to Common shares at the beginning of period	208,729,001	201,138,520
Net assets applicable to Common shares at the end of period	$223,408,918	$208,729,001
Undistributed (Over-distribution of) net investment income at the end of period	$423,410	$(77,017)

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CASH FLOWS

  Six Months Ended January 31, 2013 (Unaudited)

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$52,504,241	$107,146,528	$22,036,234
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(143,552,805)	(284,915,990)	(49,022,957)
Proceeds from sales and maturities of investments	107,643,173	216,932,072	31,281,888
Proceeds from (Purchases of) short-term investments, net	2,694,445	26,447,858	8,505,706
Proceeds from (Payments for) swap contracts, net	(539,679)	(1,076,048)	(205,244)
Amortization (Accretion) of premiums and discounts, net	(81,683)	(108,266)	(22,705)
(Increase) Decrease in:
Receivable for dividends	28,964	(38,645)	19,214
Receivable for interest	156,412	(534,425)	(26,545)
Receivable for investments sold	1,562,543	1,986,686	208,181
Receivable for reclaims	(10,391)	—	(13,182)
Other assets	7,753	14,317	2,621
Increase (Decrease) in:
Payable for investments purchased	12,605,709	533,314	689,970
Accrued interest on borrowings	(754)	(1,228)	(185)
Accrued management fees	39,217	75,993	17,678
Accrued trustees fees	(504)	(701)	719
Accrued other expenses	55,079	109,857	14,135
Net realized (gain) loss from:
Investments and foreign currency	(5,171,374)	(5,807,022)	(799,446)
Swaps	539,679	1,076,048	205,244
Change in net unrealized (appreciation) depreciation of:
Investments and foreign currency	(23,860,797)	(55,080,120)	(12,494,051)
Swaps	(2,750,461)	(5,470,456)	(1,043,866)
Proceeds from litigation	379,140	621,032	2,054
Net cash provided by (used in) operating activities	2,247,907	1,910,804	(644,537)
Cash Flows from Financing Activities:
Increase in borrowings	17,000,000	37,000,000	8,000,000
Cash distributions paid to Common shareholders	(19,247,907)	(39,339,209)	(7,355,463)
Net cash provided by (used in) financing activities	(2,247,907)	(2,339,209)	644,537
Net Increase (Decrease) in Cash	—	(428,405)	—
Cash at the beginning of period	—	428,405	—
Cash at the End of Period	$—	$—	$—

Supplemental Disclosure of Cash Flow Information

Cash paid for interest on borrowings (excluding borrowing costs) was $1,350,490, $2,662,673 and $506,066 for Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP), respectively.

Non-cash financing activities not included herein consists of reinvestments of Common share distributions of $145,664, $382,683 and $47,371 for Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP), respectively.

See accompanying notes to financial statements.

Nuveen Investments

Intentionally Left Blank

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

			Investment Operations					Less Distributions						Total Returns
		Beginning Common Share Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to FundPreferred Share- holders(b)	Distributions from Accumulated Net Realized Gains to FundPreferred Share- holders(b)	Total	From Net Investment Income to Common Share- holders	From Accum- ulated Net Realized Gains to Common Share- holders	Return of Capital to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value	Based on Market Value(c)	Based on Common Share Net Asset Value(c)
Quality Preferred Income (JTP)
Year Ended 7/31:
2013	(f)	$8.62	$.33	$.48	$—	$—	$.81	$(.30)	$—	$—	$(.30)	$9.13	$8.95	6.44%	9.53%
2012		8.25	.66	.31	—	—	.97	(.60)	—	—	(.60)	8.62	8.70	24.30	12.51
2011	(g)	8.07	.35	.18	—	—	.53	(.35)	—	—	(.35)	8.25	7.54	6.62	6.74
Year Ended 12/31:
2010		7.06	.65	.94	—	—	1.59	(.58)	—	—	(.58)	8.07	7.40	21.94	23.09
2009		5.25	.63	1.82	— *	—	2.45	(.57)	—	(.07)	(.64)	7.06	6.57	53.05	51.85
2008		11.06	1.10	(5.81)	(.19)	—	(4.90)	(.90)	—	(.01)	(.91)	5.25	4.86	(47.05)	(46.97)
2007		14.10	1.29	(2.96)	(.35)	—	(2.02)	(.93)	—	(.09)	(1.02)	11.06	10.33	(24.60)	(15.32)
Quality Preferred Income 2 (JPS)
Year Ended 7/31:
2013	(f)	9.12	.35	.54	—	—	.89	(.33)	—	—	(.33)	9.68	9.41	4.37	9.88
2012		8.77	.69	.32	—	—	1.01	(.66)	—	—	(.66)	9.12	9.34	25.17	12.32
2011	(g)	8.64	.37	.15	—	—	.52	(.39)	—	—	(.39)	8.77	8.07	7.02	5.99
Year Ended 12/31:
2010		7.67	.69	.93	—	—	1.62	(.65)	—	—	(.65)	8.64	7.90	18.31	21.99
2009		5.42	.69	2.29	— *	—	2.98	(.70)	—	(.03)	(.73)	7.67	7.25	63.90	61.22
2008		11.57	1.18	(6.18)	(.18)	—	(5.18)	(.97)	—	—	(.97)	5.42	5.04	(47.49)	(47.58)
2007		14.66	1.34	(2.96)	(.34)	(.01)	(1.97)	(1.04)	(.04)	(.04)	(1.12)	11.57	10.81	(22.24)	(14.32)
Quality Preferred Income 3 (JHP)
Year Ended 7/31:
2013	(f)	8.80	.33	.59	—	—	.92	(.31)	—	—	(.31)	9.41	9.12	6.68	10.61
2012		8.48	.66	.28	—	—	.94	(.62)	—	—	(.62)	8.80	8.85	24.04	11.91
2011	(g)	8.37	.36	.11	—	—	.47	(.36)	—	—	(.36)	8.48	7.70	4.08	5.69
Year Ended 12/31:
2010		7.45	.65	.89	—	—	1.54	(.62)	—	—	(.62)	8.37	7.74	20.66	21.49
2009		5.14	.63	2.34	— *	—	2.97	(.58)	—	(.08)	(.66)	7.45	6.95	54.50	63.23
2008		11.02	1.08	(5.85)	(.19)	—	(4.96)	(.90)	—	(.02)	(.92)	5.14	5.08	(45.66)	(48.00)
2007		14.22	1.31	(3.09)	(.37)	—	(2.15)	(.95)	—	(.10)	(1.05)	11.02	10.51	(23.61)	(16.01)

(a)  Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)  The amounts shown are based on Common share equivalents.

(c)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(d)  After expense reimbursement from the Adviser, where applicable. As of June 30, 2010, September 30, 2010 and December 31, 2010, the Adviser is no longer reimbursing Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP), respectively, for any fees and expenses.

Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(e)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(d)(e)
		Ending Net Assets Applicable to Common Shares (000)	Expenses		Net Investment Income (Loss)		Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate
Quality Preferred Income (JTP)
Year Ended 7/31:
2013	(f)	$590,249	1.77	%**	7.35	%**	N/A	N/A	14%
2012		556,997	1.83		8.17		N/A	N/A	21
2011	(g)	533,062	1.61	**	7.17	**	N/A	N/A	9
Year Ended 12/31:
2010		521,347	1.65		8.37		1.60%	8.42%	20
2009		456,186	1.86		11.04		1.71	11.19	29
2008		339,270	2.01		11.65		1.67	11.99	24
2007		713,945	1.54		9.43		1.11	9.86	32
Quality Preferred Income 2 (JPS)
Year Ended 7/31:
2013	(f)	1,165,187	1.74	**	7.31	**	N/A	N/A	14
2012		1,097,385	1.80		8.13		N/A	N/A	19
2011	(g)	1,055,468	1.58	**	7.21	**	N/A	N/A	7
Year Ended 12/31:
2010		1,039,917	1.59		8.29		1.51	8.37	25
2009		922,354	1.82		11.27		1.64	11.45	27
2008		649,377	1.96		12.02		1.59	12.39	18
2007		1,386,125	1.45		9.35		1.00	9.80	31
Quality Preferred Income 3 (JHP)
Year Ended 7/31:
2013	(f)	223,409	1.80	**	7.23	**	N/A	N/A	11
2012		208,729	1.84		8.04		N/A	N/A	23
2011	(g)	201,139	1.65	**	7.19	**	N/A	N/A	8
Year Ended 12/31:
2010		198,513	1.65		8.05		1.54	8.16	24
2009		176,677	1.87		10.56		1.66	10.77	35
2008		121,870	2.00		11.51		1.60	11.91	30
2007		261,081	1.60		9.38		1.10	9.87	35

(e)  • Ratios do not reflect the effect of dividend payments to FundPreferred shareholders, where applicable.

  • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to FundPreferred shares and/or borrowings, where applicable.

  • Each ratio includes the effect of all interest expense paid and other costs related to borrowings, where applicable as follows:

Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares			Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares			Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares
Quality Preferred Income (JTP)			Quality Preferred Income 2 (JPS)			Quality Preferred Income 3 (JHP)
Year Ended 7/31:			Year Ended 7/31:			Year Ended 7/31:
2013 (f)	.48	%**	2013 (f)	.48	%**	2013 (f)	.48	%**
2012	.54		2012	.55		2012	.54
2011 (g)	.38	**	2011 (g)	.37	**	2011 (g)	.37	**
Year Ended 12/31:			Year Ended 12/31:			Year Ended 12/31:
2010	.41		2010	.39		2010	.38
2009	.61		2009	.59		2009	.59
2008	.26		2008	.30		2008	.20
2007	—		2007	—		2007	—

(f)  For the six months ended January 31, 2013.

(g)  For the seven months ended July 31, 2011.

N/A  The Fund no longer has a contractual reimbursement agreement with the Adviser.

*  Rounds to less than $.01 per share.

**  Annualized.

See accompanying notes to financial statements.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited) (continued)

		FundPreferred Shares at End of Period			Borrowings at End of Period
		Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000
Quality Preferred Income (JTP)
Year Ended 7/31:
2013	(f)	$—	$—	$—	$234,000	$3,522
2012		—	—	—	217,000	3,567
2011	(g)	—	—	—	154,875	4,442
Year Ended 12/31:
2010		—	—	—	154,875	4,366
2009		—	—	—	153,375	3,974
2008		64,875	25,000	155,740	86,500	5,672
2007		440,000	25,000	65,565	—	—
Quality Preferred Income 2 (JPS)
Year Ended 7/31:
2013	(f)	—	—	—	464,000	3,511
2012		—	—	—	427,000	3,570
2011	(g)	—	—	—	308,800	4,418
Year Ended 12/31:
2010		—	—	—	300,000	4,466
2009		—	—	—	289,500	4,186
2008		130,000	25,000	149,880	165,200	5,718
2007		800,000	25,000	68,316	—	—
Quality Preferred Income 3 (JHP)
Year Ended 7/31:
2013	(f)	—	—	—	89,000	3,510
2012		—	—	—	81,000	3,577
2011	(g)	—	—	—	58,900	4,415
Year Ended 12/31:
2010		—	—	—	55,000	4,609
2009		—	—	—	55,000	4,212
2008		18,100	25,000	193,329	33,000	5,242
2007		166,000	25,000	64,319	—	—

(f)  For the six months ended January 31, 2013.

(g)  For the seven months ended July 31, 2011.

See accompanying notes to financial statements.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding Common share New York Stock Exchange ("NYSE") symbols are Nuveen Quality Preferred Income Fund (JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3 (JHP) (each a "Fund" and collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end registered investment companies.

On December 31, 2012, the Funds' investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisers, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), changed its name to Nuveen Fund Advisers, LLC (the "Adviser"). There were no changes to the identities or roles of any personnel as a result of the change.

Each Fund's investment objective is high current income consistent with capital preservation. Each Fund's secondary investment objective is to enhance portfolio value. Each Fund invests at least 80% of its net assets in preferred securities; up to 20% of its net assets in debt securities, including convertible debt securities and convertible preferred securities; and 100% of each Fund's total assets in securities that, at the time of investment, are investment grade quality (BBB/Baa or better), which may include up to 10% in securities that are rated investment grade by at least one nationally recognized statistical rating organization and lower by another.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1 for fair value measurement purposes. Securities primarily traded on the NASDAQ National Market ("NASDAQ") are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2. Investments in investment companies are valued at their respective net asset values on the valuation date. These investment vehicles are generally classified as Level 1.

Prices of fixed-income securities and swap contracts are provided by a pricing service approved by the Funds' Board of Trustees. These securities are generally classified as Level 2. The pricing service establishes a security's fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds' Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds' Board of Trustees or its designee.

Refer to Footnote 2—Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds' portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. As of January 31, 2013, Quality Preferred Income (JTP) and Quality Preferred Income 3 (JHP) had outstanding when-issued/delayed delivery purchase commitments of $2,480,650 and $297,678, respectively. There were no such outstanding purchase commitments in Quality Preferred Income 2 (JPS).

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period, when applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its investment company taxable income to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends to Common shareholders are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Nuveen Investments

FundPreferred Shares

The Funds are authorized to issue auction rate preferred ("FundPreferred") shares. As of December 31, 2009, Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) redeemed all of their outstanding FundPreferred shares, at liquidation values of $440,000,000, $800,000,000 and $166,000,000, respectively.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions, including forward foreign currency exchange contracts, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments, forward foreign currency exchange contracts, futures, options purchased, options written and swaps are recognized as a component of "Net realized gain (loss) from investments and foreign currency" on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of "Change in unrealized appreciation (depreciation) of investments and foreign currency" on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with forward foreign currency exchange contracts, futures, options purchased, options written and swaps are recognized as a component of "Change in net unrealized appreciation (depreciation) of forward foreign currency exchange contracts, futures, options purchased, options written and swaps", respectively, on the Statement of Operations, when applicable.

Swap Contracts

Each Fund is authorized to enter into interest rate swap and forward interest rate swap contracts ("swap contracts") consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile. Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and intend to use swap contracts to mitigate the negative impact that an increase in short-term interest rates could have on Common share net earnings as a result of leverage.

Interest rate swap contracts involve each Fund's agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment that is intended to approximate each Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the interest rate swap contract. Forward interest rate swap transactions involve a Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying a Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that each Fund is to receive. Swap contracts are valued daily. Upon entering into an interest rate swap (and beginning on the effective date for a forward interest rate swap), each Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on a daily basis, and recognizes the daily change in the fair value of the Fund's contractual rights and obligations under the contracts. The net amount recorded for these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of "Unrealized appreciation or depreciation on swaps (,net)" with the change during the fiscal period recognized on the Statement of Operations as a component of "Change in net unrealized appreciation (depreciation) of swaps." Income received or paid by each Fund is recognized as a component of "Net realized gain (loss) from swaps" on the Statement of Operations, in addition to the net realized gains or losses recognized upon the termination of an interest rate swap contract, and are equal to the difference between the Fund's basis in the interest rate swap and the proceeds from (or cost of) the closing transaction. Payments received or made at the beginning of the measurement period are recognized as a component of "Swap premiums paid and/or received" on the Statement of Assets and Liabilities, when applicable. For tax purposes, periodic payments are treated as ordinary income or expense.

Each Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a swap contract is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Once periodic payments are settled in cash, they are combined with the net realized gain or loss recorded upon the termination of the swap contracts.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

During the six months ended January 31, 2013, each Fund continued to use swap contracts to partially fix the interest cost of leverage, which each Fund uses through the use of bank borrowings.

The average notional amount of swap contracts outstanding during the six months ended January 31, 2013, was as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Average notional amount of swap contracts outstanding*	$122,495,500	$243,962,667	$46,542,000

*  The average notional amount is calculated based on the outstanding notional amount at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal period.

Refer to Footnote 3—Derivative Instruments and Hedging Activities for further details on swap contract activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Common Shares Shelf Offering and Shelf Offering Costs

During the current reporting period, Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) each filed registration statements with the Securities and Exchange Commission ("SEC") authorizing the Funds to issue an additional 6.4 million, 12.0 million and 2.3 million Common shares, respectively, through equity shelf programs, which are not yet effective.

Under these equity shelf programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund's net asset value ("NAV") per common share.

Indemnifications

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide

Nuveen Investments

general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 — Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of the end of the reporting period:

Quality Preferred Income (JTP)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$7,467,475	$—	$—	$7,467,475
$25 Par (or similar) Preferred Securities	303,988,050	98,271,188	—	402,259,238
Convertible Bonds	—	20,156,625	—	20,156,625
Corporate Bonds	—	27,354,861	—	27,354,861
Exchange-Traded Funds	87,897	—	—	87,897
Capital Preferred Securities	—	351,335,401	—	351,335,401
Investment Companies	8,601,961	—	—	8,601,961
Short-Term Investments:
Repurchase Agreements	—	17,441,565	—	17,441,565
Derivatives:
Swaps**	—	(122,756)	—	(122,756)
Total	$320,145,383	$514,436,884	$—	$834,582,267
Quality Preferred Income 2 (JPS)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$13,753,651	$—	$—	$13,753,651
$25 Par (or similar) Preferred Securities	558,916,583	170,488,902	—	729,405,485
Convertible Bonds	—	38,574,450	—	38,574,450
Corporate Bonds	—	65,987,940	—	65,987,940
Exchange-Traded Funds	120,977	—	—	120,977
Capital Preferred Securities	—	740,936,176	—	740,936,176
Investment Companies	19,278,356	—	—	19,278,356
Short-Term Investments:
Repurchase Agreements	—	16,791,692	—	16,791,692
Derivatives:
Swaps**	—	(258,353)	—	(258,353)
Total	$592,069,567	$1,032,520,807	$—	$1,624,590,374

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Quality Preferred Income 3 (JHP)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,452,177	$—	$—	$1,452,177
Convertible Preferred Securities	196,560	—	—	196,560
$25 Par (or similar) Preferred Securities	108,608,540	35,567,996	—	144,176,536
Convertible Bonds	—	6,313,500	—	6,313,500
Corporate Bonds	—	10,872,301	—	10,872,301
Exchange-Traded Funds	44,692	—	—	44,692
Capital Preferred Securities	—	141,595,914	—	141,595,914
Investment Companies	3,827,167	—	—	3,827,167
Short-Term Investments:
Repurchase Agreements	—	3,888,617	—	3,888,617
Derivatives:
Swaps**	—	(48,838)	—	(48,838)
Total	$114,129,136	$198,189,490	$—	$312,318,626

*  Refer to the Fund's Portfolio of Investments for industry classifications and breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.

**  Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

The Nuveen funds' Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser's Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds' pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser's dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer's financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts' research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which the Funds

Nuveen Investments

were invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1—General Information and Significant Accounting Policies.

The following tables present the fair value of all derivative instruments held by the Funds as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Quality Preferred Income (JTP)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on swaps, net	$2,211,744	Unrealized depreciation on swaps	$(1,905,361)
Interest Rate	Swaps	Unrealized appreciation on swaps, net	(429,139)	—	—
Total			$1,782,605		$(1,905,361)

Quality Preferred Income 2 (JPS)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on swaps, net	$4,396,326	Unrealized depreciation on swaps	$(3,799,035)
Interest Rate	Swaps	Unrealized appreciation on swaps, net	(855,644)	—	—
Total			$3,540,682		$(3,799,035)

Quality Preferred Income 3 (JHP)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on swaps, net	$838,988	Unrealized depreciation on swaps	$(724,622)
Interest Rate	Swaps	Unrealized appreciation on swaps, net	(163,204)	—	—
Total			$675,784		$(724,622)

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2013, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Swaps	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Risk Exposure
Interest Rate	$(539,679)	$(1,076,048)	$(205,244)
Change in Net Unrealized Appreciation (Depreciation) of Swaps	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Risk Exposure
Interest Rate	$2,750,461	$5,470,456	$1,043,866

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

4. Fund Shares

Common Shares

Since the inception of the Funds' repurchase program, the Funds have not repurchased any of their outstanding Common shares.

Transactions in Common shares were as follows:

	Quality Preferred Income (JTP)		Quality Preferred Income 2 (JPS)		Quality Preferred Income 3 (JHP)
	Six Months Ended 1/31/13	Year Ended 7/31/12	Six Months Ended 1/31/13	Year Ended 7/31/12	Six Months Ended 1/31/13	Year Ended 7/31/12
Common shares issued to shareholders due to reinvestment of distributions	16,617	14,536	41,185	29,986	5,288	8,303

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended January 31, 2013, were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Purchases	$143,552,805	$284,915,990	$49,022,957
Sales and maturities	107,643,173	216,932,072	31,281,888

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as listed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

As of January 31, 2013, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Cost of investments	$770,200,801	$1,502,890,110	$288,285,514
Gross unrealized:
Appreciation	$65,928,213	$129,479,519	$26,958,985
Depreciation	(1,423,991)	(7,520,902)	(2,877,035)
Net unrealized appreciation (depreciation) of investments	$64,504,222	$121,958,617	$24,081,950

Nuveen Investments

Permanent differences, primarily due to adjustments for investments in real estate investment trusts and complex securities character adjustments, resulted in reclassifications among the Funds' components of Common share net assets as of July 31, 2012, the Funds' last tax year end, as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Paid-in-surplus	$—	$—	$(25,495)
Undistributed (Over-distribution of) net investment income	(138,066)	(533,655)	(162,240)
Accumulated net realized gain (loss)	138,066	533,655	187,735

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2012, the Funds' last tax year end, were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Undistributed net ordinary income *	$8,447,121	$5,919,064	$1,843,778
Undistributed net long-term capital gains	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 2, 2012, paid on August 1, 2012.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2012, was designated for purposes of the dividends paid deduction as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Distributions from net ordinary income *	$38,781,779	$79,415,830	$14,801,233
Distributions from net long-term capital gains	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2012, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Expiration:
July 31,2015	$516,804	$—	$—
July 31,2016	14,951,415	16,302,010	7,719,987
July 31,2017	185,142,331	307,494,854	77,582,335
July 31,2018	164,307,763	317,825,546	47,045,512
July 31,2019	3,371,042	10,696,373	15,796
Total	$368,289,355	$652,318,783	$132,363,630

During the last tax year ended July 31, 2012, the Funds utilized capital loss carryforwards as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Utilized capital loss carryforwards	$483,977	$3,108,398	$1,486,470

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by a Fund after December 31, 2010, will not be subject to expiration. During the Funds' last tax year ended July 31, 2012, there were no post-enactment capital losses generated by any of the Funds.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

The Funds have elected to defer losses incurred from November 1, 2011 through July 31, 2012, the Funds' last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

Quality Preferred Income (JTP)
Post-October capital losses	$489,968
Late-year ordinary losses	—

7. Management Fees and Other Transactions with Affiliates

Each Fund's management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For managed assets over $2 billion	.6000

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*  For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute "eligible assets." Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser's assumption of the management of the former First American Funds effective January 1, 2011. As of January 31, 2013, the complex-level fee rate for these Funds was .1672%.

Nuveen Investments

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund's overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolios of the Funds. The Adviser is responsible for overseeing the Funds' investments in swap contracts. Spectrum is compensated for its services to the Funds from the management fees paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds. During the six months ended January 31, 2013, Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) paid Spectrum commissions of $27,936, $54,611 and $9,092, respectively.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. Borrowing Arrangements

Each Fund has entered into a prime brokerage facility ("Borrowings") with BNP Paribas Prime Brokerage, Inc. ("BNP") as a means of financial leverage. Each Fund's maximum commitment amount under these Borrowings is as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Maximum commitment amount	$235,000,000	$467,000,000	$89,000,000

As of January 31, 2013, each Fund's outstanding balance on its Borrowings was as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Outstanding borrowings	$234,000,000	$464,000,000	$89,000,000

On December 19, 2012, each Fund amended its prime brokerage facility with BNP. Prior to December 19, 2012, each Fund's maximum commitment amount was as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Maximum commitment amount	$217,000,000	$427,000,000	$81,000,000

During the six months ended January 31, 2013, the average daily balance outstanding and average annual interest rate on each Fund's Borrowings were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Average daily balance outstanding	$220,400,000	$434,400,000	$82,600,000
Average annual interest rate	1.20%	1.20%	1.20%

In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities held in each Fund's portfolio of investments. Interest is charged on these Borrowings for each Fund at the 3-Month London Inter-Bank Offered Rate (LIBOR) plus .85% on the amounts borrowed and .50% on the undrawn balance. Each Fund also incurred a one-time .25% amendment fee on the increase to the maximum commitment amount, which was fully expensed during the current reporting period.

Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on each Fund's borrowed amount and undrawn balance and the one-time amendment fee are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

9. New Accounting Pronouncements

Financial Accounting Standards Board ("FASB") Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities

In January 2013, Accounting Standards Update (ASU) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each quarter you'll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid

Nuveen Investments

Reinvest Automatically,
Easily and Conveniently (continued)

by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments

Glossary of Terms
Used in this Report

•  Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•  Barclays U.S. Aggregate Bond Index: An unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

•  Comparative Index: A blended return consisting of: 1) 55% of the Merrill Lynch Fixed Rate Index, an unmanaged index of investment-grade, exchange traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity; and 2) 45% of the Barclays Tier 1 Capital Securities Index, an unmanaged index that includes securities that can generally be viewed as hybrid fixed-income securities that either receive regulatory capital treatment or a degree of "equity credit'' from a rating agency. Index returns do not include the effects of any sales charges or management fees.

•  Effective Leverage: Effective leverage is a Fund's effective economic leverage, and includes both Regulatory Leverage (see below) and the leverage effects of certain derivative investments in the Fund's portfolio that increase the Funds' investment exposure.

•  Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

•  Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

•  Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on a Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

•  Net Asset Value (NAV): The net market value of all securities held in a portfolio.

•  Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund's total assets (securities, cash, and accrued earnings), subtracting the Fund's liabilities, and dividing by the number of shares outstanding.

•  Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund's capital structure. Regulatory Leverage is sometimes referred to as "'40 Act Leverage" and is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Nuveen Investments

Intentionally Left Blank

Nuveen Investments

Additional Fund Information

Board of Trustees

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager

Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm

Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Common Shares Repurchased
JTP	—
JPS	—
JHP	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments

Nuveen Investments:
Serving Investors for Generations

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com/cef

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $219 billion as of December 31, 2012.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

ESA-B-0113D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) See Portfolio of Investments in Item 1.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: April 5, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: April 5, 2013